UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02464

MFS SERIES TRUST IX

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30*

Date of reporting period: January 31, 2019

*

This Form N-Q pertains only to the following series of the Registrant: MFS Corporate Bond Fund, MFS Limited Maturity Fund, MFS Municipal Limited Maturity Fund, and MFS Total Return Bond Fund. The remaining series of the Registrant has a fiscal year end of October 31.

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
January 31, 2019
MFS®  Corporate Bond Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.8%
Aerospace – 3.0%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$11,950,000	$ 11,474,390
L3 Technologies, Inc., 3.85%, 6/15/2023	21,957,000	22,185,895
Lockheed Martin Corp., 3.55%, 1/15/2026	7,857,000	7,959,143
Northrop Grumman Corp., 2.55%, 10/15/2022	31,622,000	31,061,091
Northrop Grumman Corp., 2.93%, 1/15/2025	27,106,000	26,279,949
TransDigm, Inc., 6.25%, 3/15/2026 (z)	20,921,000	21,234,815
		$ 120,195,283
Apparel Manufacturers – 0.5%
Coach, Inc., 4.125%, 7/15/2027	$22,765,000	$ 21,367,321
Asset-Backed & Securitized – 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.102% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	$882,682	$ 819,034
Greenwich Capital Commercial Funding Corp., 5.692%, 7/10/2038	581,358	582,827
JPMorgan Chase Commercial Mortgage Securities Corp., 5.782%, 7/15/2042 (n)(q)	1,239,849	845,673
Lehman Brothers Commercial Conduit Mortgage Trust, 1.119%, 2/18/2030 (i)	173,487	2
		$ 2,247,536
Automotive – 3.6%
General Motors Co., 5.15%, 4/01/2038	$10,480,000	$ 9,235,841
General Motors Co., 6.25%, 10/02/2043	10,919,000	10,606,742
General Motors Financial Co., Inc., 2.35%, 10/04/2019	32,777,000	32,640,194
General Motors Financial Co., Inc., 3.45%, 4/10/2022	9,528,000	9,315,878
General Motors Financial Co., Inc., 4%, 10/06/2026	10,385,000	9,567,503
General Motors Financial Co., Inc., 4.35%, 1/17/2027	6,485,000	6,071,032
Lear Corp., 5.25%, 1/15/2025	15,224,000	15,586,083
Lear Corp., 3.8%, 9/15/2027	36,241,000	33,508,194
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	20,571,000	19,826,577
		$ 146,358,044
Broadcasting – 1.2%
Fox Corp., 4.03%, 1/25/2024 (n)	$5,337,000	$ 5,444,032
Fox Corp., 5.476%, 1/25/2039 (n)	13,338,000	13,966,083
Netflix, Inc., 4.875%, 4/15/2028	13,905,000	13,227,131
Time Warner, Inc., 3.8%, 2/15/2027	12,214,000	11,914,109
Time Warner, Inc., 5.35%, 12/15/2043	4,056,000	4,076,295
		$ 48,627,650
Brokerage & Asset Managers – 2.6%
Charles Schwab Corp., 3.85%, 5/21/2025	$22,971,000	$ 23,679,231
E*TRADE Financial Corp., 2.95%, 8/24/2022	15,023,000	14,618,304
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	6,672,000	6,638,687
Intercontinental Exchange, Inc., 2.35%, 9/15/2022	19,865,000	19,372,269
Intercontinental Exchange, Inc., 4%, 10/15/2023	14,230,000	14,684,606
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	8,952,000	9,117,934
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	16,712,000	16,331,377
		$ 104,442,408
Building – 2.7%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$16,362,000	$ 14,467,274
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	7,431,000	7,522,635
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	8,095,000	7,462,327
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	14,186,000	13,044,901
Masco Corp., 4.45%, 4/01/2025	3,390,000	3,421,610
Masco Corp., 4.375%, 4/01/2026	11,202,000	11,199,873
Masco Corp., 4.5%, 5/15/2047	12,265,000	10,415,246
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Owens Corning, 3.4%, 8/15/2026	$5,864,000	$ 5,284,062
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	20,319,000	18,394,791
Vulcan Materials Co., 4.5%, 6/15/2047	19,500,000	16,592,191
		$ 107,804,910
Business Services – 2.7%
Cisco Systems, Inc., 2.2%, 2/28/2021	$12,891,000	$ 12,762,917
Equinix, Inc., 5.75%, 1/01/2025	13,055,000	13,479,287
Equinix, Inc., 5.375%, 5/15/2027	4,197,000	4,207,493
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	2,389,000	2,374,384
Fidelity National Information Services, Inc., 3%, 8/15/2026	13,572,000	12,624,535
Fidelity National Information Services, Inc., 4.5%, 8/15/2046	6,787,000	6,170,265
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	14,440,000	13,709,726
Fiserv, Inc., 2.7%, 6/01/2020	6,911,000	6,873,563
MSCI, Inc., 5.75%, 8/15/2025 (n)	15,656,000	16,243,100
MSCI, Inc., 4.75%, 8/01/2026 (n)	5,205,000	5,185,481
MSCI, Inc., 5.375%, 5/15/2027 (n)	15,000,000	15,225,000
		$ 108,855,751
Cable TV – 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$19,932,000	$ 21,283,511
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	11,693,000	11,118,316
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	3,670,000	3,313,227
CSC Holdings LLC, 6.5%, 2/01/2029 (z)	8,873,000	8,989,458
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)	1,635,000	1,655,437
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	19,940,000	19,765,525
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	26,833,000	25,927,386
Time Warner Cable, Inc., 4.5%, 9/15/2042	7,034,000	5,863,498
Videotron Ltd., 5%, 7/15/2022	13,220,000	13,592,804
		$ 111,509,162
Chemicals – 1.2%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)	$11,552,000	$ 11,041,113
LyondellBasell Industries N.V., 6%, 11/15/2021	9,720,000	10,323,005
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	15,584,000	16,074,725
Sherwin-Williams Co., 4.5%, 6/01/2047	11,884,000	11,195,335
		$ 48,634,178
Computer Software – 1.6%
Microsoft Corp., 3.45%, 8/08/2036	$20,000,000	$ 19,556,704
Microsoft Corp., 4.1%, 2/06/2037	13,500,000	14,225,220
VeriSign, Inc., 4.625%, 5/01/2023	7,628,000	7,675,675
VeriSign, Inc., 4.75%, 7/15/2027	22,901,000	22,809,396
		$ 64,266,995
Computer Software - Systems – 1.4%
Apple, Inc., 3.2%, 5/11/2027	$31,231,000	$ 30,949,330
Apple, Inc., 4.5%, 2/23/2036	10,000,000	10,718,316
Apple, Inc., 3.85%, 8/04/2046	8,346,000	8,060,990
Apple, Inc., 4.25%, 2/09/2047	4,778,000	4,894,529
		$ 54,623,165
Conglomerates – 1.6%
Roper Technologies, Inc., 3%, 12/15/2020	$24,787,000	$ 24,716,245
Roper Technologies, Inc., 4.2%, 9/15/2028	12,199,000	12,299,584
United Technologies Corp., 4.625%, 11/16/2048	9,261,000	9,522,292
Wabtec Corp., 4.7%, 9/15/2028	12,095,000	11,510,678
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	6,283,000	6,110,444
		$ 64,159,243
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 0.4%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$16,079,000	$ 15,221,064
Consumer Services – 2.3%
IHS Markit Ltd., 4%, 3/01/2026 (n)	$6,085,000	$ 5,809,958
Priceline Group, Inc., 3.65%, 3/15/2025	6,166,000	6,118,391
Priceline Group, Inc., 3.6%, 6/01/2026	18,768,000	18,452,033
Priceline Group, Inc., 3.55%, 3/15/2028	19,096,000	18,400,165
Service Corp. International, 5.375%, 5/15/2024	18,149,000	18,534,666
Service Corp. International, 4.625%, 12/15/2027	2,945,000	2,871,375
Visa, Inc., 4.15%, 12/14/2035	12,578,000	13,326,308
Visa, Inc., 3.65%, 9/15/2047	9,718,000	9,373,230
		$ 92,886,126
Containers – 0.6%
Ball Corp., 4%, 11/15/2023	$11,867,000	$ 11,895,481
Ball Corp., 5.25%, 7/01/2025	10,370,000	10,848,575
		$ 22,744,056
Electrical Equipment – 0.9%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$4,412,000	$ 4,351,133
Arrow Electronics, Inc., 3.25%, 9/08/2024	16,437,000	15,400,712
Arrow Electronics, Inc., 3.875%, 1/12/2028	17,987,000	16,498,864
		$ 36,250,709
Electronics – 1.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$51,503,000	$ 47,323,197
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	4,906,000	4,358,809
Tyco Electronics Group S.A., 3.5%, 2/03/2022	11,088,000	11,106,337
		$ 62,788,343
Energy - Independent – 0.5%
Diamondback Energy, Inc., 4.75%, 11/01/2024 (n)	$10,568,000	$ 10,541,580
Diamondback Energy, Inc., 5.375%, 5/31/2025	10,277,000	10,526,731
		$ 21,068,311
Energy - Integrated – 0.7%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$14,052,000	$ 14,199,227
Shell International Finance B.V., 3.75%, 9/12/2046	16,673,000	16,092,833
		$ 30,292,060
Entertainment – 0.5%
Royal Caribbean Cruises Ltd., 3.7%, 3/15/2028	$22,622,000	$ 21,132,834
Financial Institutions – 1.1%
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	$5,377,000	$ 5,465,269
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	29,033,000	26,115,840
International Lease Finance Corp., 5.875%, 8/15/2022	13,000,000	13,574,505
		$ 45,155,614
Food & Beverages – 5.6%
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	$48,069,000	$ 48,952,737
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	8,888,000	9,128,549
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	8,822,000	8,064,427
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	17,717,000	18,500,428
Conagra Brands, Inc., 5.3%, 11/01/2038	7,254,000	6,967,629
Conagra Brands, Inc., 5.4%, 11/01/2048	14,507,000	13,633,691
Constellation Brands, Inc., 3.2%, 2/15/2023	17,602,000	17,308,062
Constellation Brands, Inc., 4.25%, 5/01/2023	37,599,000	38,659,412
Danone S.A., 2.077%, 11/02/2021 (n)	11,063,000	10,696,431
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – continued
Danone S.A., 2.589%, 11/02/2023 (n)	$23,885,000	$ 22,970,990
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	808,000	826,180
Kraft Heinz Foods Co., 3.5%, 7/15/2022	7,915,000	7,923,127
Kraft Heinz Foods Co., 3%, 6/01/2026	4,972,000	4,604,217
Kraft Heinz Foods Co., 6.5%, 2/09/2040	10,504,000	11,308,511
Tyson Foods, Inc., 4.5%, 6/15/2022	6,026,000	6,209,102
		$ 225,753,493
Forest & Paper Products – 0.1%
International Paper Co., 6%, 11/15/2041	$3,640,000	$ 3,929,106
Gaming & Lodging – 1.8%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$24,600,000	$ 25,641,564
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	5,895,000	5,959,727
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)	8,944,000	9,011,080
Marriott International, Inc., 4%, 4/15/2028	33,912,000	32,969,313
		$ 73,581,684
Health Maintenance Organizations – 0.4%
Halfmoon Parent, Inc., 4.125%, 11/15/2025 (n)	$17,420,000	$ 17,773,026
Insurance – 0.5%
American International Group, Inc., 3.875%, 1/15/2035	$4,195,000	$ 3,781,248
American International Group, Inc., 4.7%, 7/10/2035	7,821,000	7,728,032
American International Group, Inc., 4.5%, 7/16/2044	10,351,000	9,756,356
		$ 21,265,636
Insurance - Health – 1.3%
Aetna, Inc., 2.8%, 6/15/2023	$9,637,000	$ 9,372,230
Centene Corp., 5.375%, 6/01/2026 (n)	23,615,000	24,382,488
UnitedHealth Group, Inc., 4.625%, 7/15/2035	18,120,000	19,788,931
		$ 53,543,649
Insurance - Property & Casualty – 1.6%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	$6,920,000	$ 6,873,859
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	8,035,000	8,028,684
CNA Financial Corp., 5.875%, 8/15/2020	4,010,000	4,160,777
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	9,230,000	9,080,746
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	8,500,000	8,737,397
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	6,766,000	6,752,894
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	13,978,000	14,536,552
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	6,467,000	6,220,808
		$ 64,391,717
Machinery & Tools – 0.6%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$9,230,000	$ 9,210,844
CNH Industrial Capital LLC, 3.85%, 11/15/2027	16,974,000	15,742,174
		$ 24,953,018
Major Banks – 16.2%
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	$45,281,000	$ 44,924,732
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	17,201,000	17,141,013
Bank of America Corp., 3.004%, 12/20/2023	1,782,000	1,759,263
Bank of America Corp., 4.125%, 1/22/2024	14,866,000	15,439,278
Bank of America Corp., 4.45%, 3/03/2026	4,537,000	4,652,685
Bank of America Corp., 3.5%, 4/19/2026	19,080,000	18,909,821
Bank of America Corp., 4.183%, 11/25/2027	25,000,000	24,972,318
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	15,825,000	15,268,413
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	7,314,000	7,348,154
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	$18,007,000	$ 18,929,859
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	22,420,000	21,805,692
Bank of New York Mellon Corp., 2.95%, 1/29/2023	52,612,000	52,546,902
Bank of New York Mellon Corp., 3.442%, 2/07/2028	23,523,000	23,536,779
HSBC Holdings PLC, 3.4%, 3/08/2021	13,677,000	13,748,860
HSBC Holdings PLC, 4.375%, 11/23/2026	10,488,000	10,521,502
HSBC Holdings PLC, 6%, 11/22/2065	9,768,000	9,401,700
JPMorgan Chase & Co., 2.295%, 8/15/2021	15,000,000	14,742,507
JPMorgan Chase & Co., 4.5%, 1/24/2022	26,589,000	27,703,120
JPMorgan Chase & Co., 3.25%, 9/23/2022	30,989,000	31,237,551
JPMorgan Chase & Co., 3.2%, 6/15/2026	9,000,000	8,740,026
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	35,000,000	34,860,678
JPMorgan Chase & Co., 3.54%, 5/01/2028	18,887,000	18,475,118
JPMorgan Chase & Co., 3.964% to 11/15/2047, FLR (LIBOR - 3mo. + 1.38%) to 11/15/2048	12,400,000	11,650,865
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	20,011,000	18,669,753
JPMorgan Chase & Co., 6.75% to 2/01/2024, FLR (LIBOR - 3mo. + 3.78%) to 1/29/2049	15,247,000	16,433,369
Morgan Stanley, 2.5%, 4/21/2021	5,620,000	5,547,947
Morgan Stanley, 5.5%, 7/28/2021	5,652,000	5,974,136
Morgan Stanley, 2.625%, 11/17/2021	32,200,000	31,755,051
Morgan Stanley, 3.125%, 1/23/2023	22,096,000	21,943,398
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	17,120,000	17,787,078
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	33,791,000	33,508,460
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	19,014,000	18,859,613
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	6,068,000	6,106,330
Wachovia Corp., 6.605%, 10/01/2025	7,936,000	9,131,058
Wells Fargo & Co., 3.75%, 1/24/2024	19,565,000	19,906,396
		$ 653,939,425
Medical & Health Technology & Services – 3.6%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$1,460,000	$ 1,455,322
Becton, Dickinson and Co., 4.685%, 12/15/2044	9,974,000	9,860,197
Becton, Dickinson and Co., 4.669%, 6/06/2047	26,561,000	26,582,272
HCA, Inc., 4.75%, 5/01/2023	7,090,000	7,284,975
HCA, Inc., 5.25%, 6/15/2026	8,407,000	8,822,096
HCA, Inc., 5.875%, 2/01/2029	13,893,000	14,552,917
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	16,049,000	15,480,765
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	4,792,000	4,707,552
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	8,278,000	7,751,826
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	9,452,000	9,317,957
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	14,540,000	13,770,316
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	27,051,000	25,870,163
		$ 145,456,358
Medical Equipment – 3.1%
Abbott Laboratories, 2.9%, 11/30/2021	$30,627,000	$ 30,601,646
Abbott Laboratories, 4.75%, 11/30/2036	21,877,000	23,533,837
Medtronic, Inc., 3.5%, 3/15/2025	32,749,000	33,357,759
Medtronic, Inc., 4.375%, 3/15/2035	3,458,000	3,641,625
Teleflex, Inc., 4.625%, 11/15/2027	2,045,000	1,993,875
Zimmer Biomet Holdings, Inc., 3.55%, 4/01/2025	20,267,000	19,615,379
Zimmer Biomet Holdings, Inc., FLR, 3.554%, 3/19/2021	13,874,000	13,820,787
		$ 126,564,908
Metals & Mining – 2.0%
Glencore Funding LLC, 3%, 10/27/2022 (n)	$2,911,000	$ 2,816,130
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	11,974,000	12,000,731
Glencore Funding LLC, 4%, 4/16/2025 (n)	5,423,000	5,206,080
Glencore Funding LLC, 4%, 3/27/2027 (n)	21,861,000	21,010,201
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	10,188,000	9,587,927
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Steel Dynamics, Inc., 5%, 12/15/2026	$21,989,000	$ 21,879,055
Vale Overseas Ltd., 6.875%, 11/21/2036	8,894,000	9,872,340
		$ 82,372,464
Midstream – 3.9%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$5,122,000	$ 5,037,854
APT Pipelines Ltd., 5%, 3/23/2035 (n)	12,850,000	12,774,667
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	7,949,000	7,901,222
MPLX LP, 4.5%, 4/15/2038	12,937,000	11,875,547
ONEOK, Inc., 4.95%, 7/13/2047	38,103,000	36,092,729
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	10,865,000	11,492,790
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	13,222,000	14,326,903
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	7,084,000	7,322,527
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	13,455,000	13,204,896
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)	21,726,000	21,671,685
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029 (n)	16,488,000	17,157,083
		$ 158,857,903
Mortgage-Backed – 1.1%
Freddie Mac, 3.136%, 10/25/2024	$36,026,000	$ 36,349,701
Freddie Mac, 3.244%, 8/25/2027	1,276,000	1,279,918
Freddie Mac, 3.286%, 11/25/2027	7,744,000	7,782,899
		$ 45,412,518
Natural Gas - Distribution – 1.6%
NiSource Finance Corp., 3.85%, 2/15/2023	$10,894,000	$ 11,018,673
NiSource Finance Corp., 4.8%, 2/15/2044	4,239,000	4,219,327
NiSource, Inc., 5.65%, 2/01/2045	8,731,000	9,676,570
Sempra Energy, 3.25%, 6/15/2027	42,879,000	39,641,321
		$ 64,555,891
Network & Telecom – 0.9%
AT&T, Inc., 3.8%, 3/01/2024	$15,387,000	$ 15,576,882
AT&T, Inc., 4.5%, 5/15/2035	13,000,000	12,279,247
AT&T, Inc., 5.15%, 11/15/2046	4,012,000	3,907,418
AT&T, Inc., 5.65%, 2/15/2047	4,148,000	4,318,184
		$ 36,081,731
Oils – 1.9%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$11,333,000	$ 11,335,600
Marathon Petroleum Corp., 4.75%, 9/15/2044	16,090,000	14,935,314
Marathon Petroleum Corp., 4.5%, 4/01/2048 (n)	17,824,000	15,615,047
Valero Energy Corp., 3.4%, 9/15/2026	20,305,000	19,353,107
Valero Energy Corp., 4.9%, 3/15/2045	17,086,000	17,152,826
		$ 78,391,894
Other Banks & Diversified Financials – 1.7%
Capital One Financial Corp., 3.75%, 4/24/2024	$5,016,000	$ 5,024,079
Capital One Financial Corp., 3.3%, 10/30/2024	36,018,000	35,105,278
Discover Bank, 7%, 4/15/2020	17,724,000	18,480,855
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	6,746,000	6,694,207
Macquarie Bank Ltd., 6.125%, 12/31/2165 (n)	4,524,000	4,054,635
		$ 69,359,054
Pharmaceuticals – 0.9%
Bayer U.S. Finance LLC, 3.875%, 12/15/2023 (n)	$11,111,000	$ 11,096,054
Elanco Animal Health, Inc., 4.9%, 8/28/2028 (n)	23,321,000	24,140,273
		$ 35,236,327
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 0.7%
Republic Services, Inc., 5.25%, 11/15/2021	$6,200,000	$ 6,543,487
Republic Services, Inc., 3.95%, 5/15/2028	22,233,000	22,614,417
		$ 29,157,904
Precious Metals & Minerals – 0.5%
Teck Resources Ltd., 6%, 8/15/2040	$4,507,000	$ 4,518,267
Teck Resources Ltd., 6.25%, 7/15/2041	13,526,000	14,100,855
		$ 18,619,122
Railroad & Shipping – 0.1%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$4,058,000	$ 4,168,441
Restaurants – 0.4%
Starbucks Corp., 4%, 11/15/2028	$17,610,000	$ 17,773,452
Retailers – 1.5%
Best Buy Co., Inc., 5.5%, 3/15/2021	$17,673,000	$ 18,372,587
Dollar General Corp., 4.15%, 11/01/2025	5,508,000	5,555,425
Dollar Tree, Inc., 4%, 5/15/2025	15,955,000	15,652,723
Dollar Tree, Inc. , 4.2%, 5/15/2028	6,949,000	6,586,070
Home Depot, Inc., 3%, 4/01/2026	7,218,000	7,092,685
Home Depot, Inc., 4.875%, 2/15/2044	8,313,000	9,228,095
		$ 62,487,585
Specialty Chemicals – 0.1%
Ecolab, Inc., 4.35%, 12/08/2021	$3,263,000	$ 3,380,594
Telecommunications - Wireless – 4.0%
American Tower Corp., REIT, 4.7%, 3/15/2022	$7,973,000	$ 8,243,395
American Tower Corp., REIT, 3.5%, 1/31/2023	3,999,000	3,980,549
American Tower Corp., REIT, 3%, 6/15/2023	19,876,000	19,426,845
American Tower Corp., REIT, 4%, 6/01/2025	12,172,000	12,225,311
American Tower Corp., REIT, 3.6%, 1/15/2028	21,944,000	21,097,298
Crown Castle International Corp., 5.25%, 1/15/2023	4,570,000	4,814,588
Crown Castle International Corp., 3.15%, 7/15/2023	16,889,000	16,498,461
Crown Castle International Corp., 4.45%, 2/15/2026	15,364,000	15,726,954
Crown Castle International Corp., 4%, 3/01/2027	9,286,000	9,183,421
Crown Castle International Corp., 3.65%, 9/01/2027	8,862,000	8,520,663
SBA Tower Trust, 2.898%, 10/15/2044 (n)	9,621,000	9,587,680
T-Mobile USA, Inc., 6%, 4/15/2024	21,678,000	22,219,950
T-Mobile USA, Inc., 4.75%, 2/01/2028	9,336,000	8,950,890
		$ 160,476,005
Tobacco – 0.2%
Reynolds American, Inc., 3.25%, 6/12/2020	$1,586,000	$ 1,586,136
Reynolds American, Inc., 4%, 6/12/2022	5,408,000	5,448,508
		$ 7,034,644
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$4,480,000	$ 5,536,574
U.S. Treasury Obligations – 3.2%
U.S. Treasury Bonds, 3.5%, 2/15/2039	$48,149,000	$ 52,905,594
U.S. Treasury Bonds, 3%, 2/15/2048	77,677,400	77,474,104
		$ 130,379,698
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – 4.6%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$5,432,000	$ 5,531,108
Duke Energy Corp., 3.75%, 9/01/2046	11,123,000	9,976,829
EDP Finance B.V., 5.25%, 1/14/2021 (n)	4,828,000	4,935,085
EDP Finance B.V., 3.625%, 7/15/2024 (n)	10,744,000	10,269,126
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	34,129,000	32,264,124
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	8,585,000	7,715,733
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	9,461,000	8,283,488
Eversource Energy, 2.9%, 10/01/2024	18,060,000	17,496,379
Exelon Corp., 3.497%, 6/01/2022	17,819,000	17,681,973
FirstEnergy Corp., 3.9%, 7/15/2027	9,834,000	9,622,078
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027	20,319,000	19,716,406
NextEra Energy Operating Co., 4.5%, 9/15/2027 (n)	12,862,000	11,696,381
PPL Capital Funding, Inc., 5%, 3/15/2044	3,193,000	3,311,274
Public Service Enterprise Group, 2%, 11/15/2021	20,489,000	19,722,948
Southern Co., 2.95%, 7/01/2023	6,880,000	6,756,802
		$ 184,979,734
Total Bonds		$ 3,956,044,318
Floating Rate Loans (r) – 0.3%
Medical & Health Technology & Services – 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 5.248%, 6/24/2021	$13,096,681	$ 13,063,939
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 2.47% (v)	84,749,965	$ 84,741,490

Other Assets, Less Liabilities – (0.2)%		(6,630,920)
Net Assets – 100.0%		$ 4,047,218,827
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $84,741,490 and $3,969,108,257, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $607,048,493, representing 15.0% of net assets.
(q)	Interest received was less than stated coupon rate.
(r)	The remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. The interest rate shown represents the weighted average of the floating interest rates on settled contracts within the loan facility at period end, unless otherwise indicated. The floating interest rates on settled contracts are determined periodically by reference to a base lending rate and a spread.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.102% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	$882,682	$819,034
CSC Holdings LLC, 6.5%, 2/01/2029	1/24/19	8,873,000	8,989,458
TransDigm, Inc., 6.25%, 3/15/2026	1/30/19	20,921,000	21,234,815
Total Restricted Securities			$31,043,307
% of Net assets			0.8%

8

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
9

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$130,379,698	$—	$130,379,698
U.S. Corporate Bonds	—	3,297,945,836	—	3,297,945,836
Residential Mortgage-Backed Securities	—	45,412,518	—	45,412,518
Commercial Mortgage-Backed Securities	—	1,428,502	—	1,428,502
Asset-Backed Securities (including CDOs)	—	819,034	—	819,034
Foreign Bonds	—	480,058,730	—	480,058,730
Floating Rate Loans	—	13,063,939	—	13,063,939
Mutual Funds	84,741,490	—	—	84,741,490
Total	$84,741,490	$3,969,108,257	$—	$4,053,849,747
For further information regarding security characteristics, see the Portfolio of Investments.
10

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	239,564,001	948,568,256	(1,103,382,292)	84,749,965
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$8,731	$(9,441)	$—	$1,591,677	$84,741,490

11

Quarterly Report
January 31, 2019
MFS®  Limited Maturity Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Asset-Backed & Securitized – 28.7%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 4.337% (LIBOR - 3mo. + 1.55%), 7/15/2026 (n)	$4,318,000	$ 4,289,890
A Voce CLO Ltd., 2014-1A, “BR”, FLR, 4.937% (LIBOR - 3mo. + 2.15%), 7/15/2026 (n)	5,584,000	5,561,011
AIMCO Properties CLO LP, 2014-AA, “B1R”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 7/20/2026 (n)	4,342,000	4,321,701
AIMCO Properties CLO LP, 2014-AA, “B2R”, 3.49%, 7/20/2026 (n)	1,381,000	1,339,903
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	776,747	766,802
ALM Loan Funding CLO, 2015-12A, “A2A2”, FLR, 4.128% (LIBOR - 3mo. + 1.35%), 4/16/2027 (n)	8,761,281	8,651,787
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 7/15/2027 (n)	4,819,336	4,786,285
Americredit Automobile Receivables Trust, 2017-2, “C”, 2.97%, 3/20/2023	4,648,000	4,645,517
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 5.12% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	4,335,000	4,326,261
Ballyrock Ltd., CLO, 2018-1A, “A2”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	4,282,847	4,213,737
Ballyrock Ltd., CLO, 2018-1A, “B”, FLR, 4.661% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	1,814,958	1,735,095
Bancorp Commercial Mortgage Trust, 2018-CR3, “B”, FLR, 4.058% (LIBOR - 1mo. + 1.55%), 1/15/2033 (n)	3,903,904	3,877,668
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.608% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	4,618,000	4,604,406
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.773%, 12/15/2051 (i)(z)	64,269,503	3,842,294
Bayview Commercial Asset Trust, FLR, 2.82% (LIBOR - 1mo. + 0.31%), 8/25/2035 (z)	387,073	366,888
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	442,435	447,862
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.102% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	422,662	392,185
BSPRT Issuer Ltd., 2017-FL2 “C”, FLR, 4.659% (LIBOR - 1mo. + 2.15%), 10/15/2034 (n)	3,500,000	3,499,978
BSPRT, 2018-FL4 Issuer, Ltd., FLR, 4.608% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	5,552,000	5,478,936
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	5,146,567	5,172,947
CD Commercial Mortgage Trust, 2017-CD4, “XA”, 1.318%, 5/10/2050 (i)	44,446,713	3,419,717
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.659% (LIBOR - 1mo. + 1.15%), 3/15/2028 (n)	794,632	796,147
Chesapeake Funding II LLC, 2017-2A, “B”, 2.81%, 5/15/2029 (n)	3,442,000	3,413,841
Chesapeake Funding II LLC, 2017-2A, “C”, 3.01%, 5/15/2029 (n)	1,560,000	1,549,993
Chesapeake Funding II LLC, 2017-3A, “B”, 2.57%, 8/15/2029 (n)	2,403,000	2,368,213
Chesapeake Funding II LLC, 2017-4A, “B”, 2.59%, 11/15/2029 (n)	1,815,000	1,775,290
Chesapeake Funding II LLC, 2017-4A, “C”, 2.76%, 11/15/2029 (n)	2,592,000	2,534,379
CNH Equipment Trust, 2016-C, “A4”, 1.76%, 9/15/2023	6,146,680	6,035,819
Colony Starwood Homes, 2016-2A, “A”, FLR, 3.758% (LIBOR - 1mo. + 1.25%), 12/17/2033 (n)	3,506,770	3,506,761
Commercial Mortgage Asset Trust, 1.238%, 1/17/2032 (i)(z)	27,944	7
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)	4,373,987	4,363,395
CPS Auto Trust, 2017-C, “C”, 2.86%, 6/15/2023 (n)	3,270,000	3,255,967
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	4,068,734	4,052,973
Credit Acceptance Auto Loan Trust, 2017-2A, “B”, 3.02%, 4/15/2026 (n)	6,441,000	6,391,859
Credit-Based Asset Servicing & Securitization LLC, 3.58%, 1/25/2037 (q)	2,042,809	923,355
Credit-Based Asset Servicing & Securitization LLC, 3.808%, 3/25/2037 (q)	2,845,451	1,599,255
Cutwater CLO Ltd., 2015-1A, “AR”, FLR, 4.007% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	6,957,264	6,926,805
Cutwater Ltd., 2014-1A, “A2R”, FLR, 4.487% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	4,500,000	4,482,166
Dell Equipment Finance Trust, 2017-2, “B”, 2.47%, 10/24/2022 (n)	2,718,000	2,697,861
Dell Equipment Finance Trust, 2018-2, “B”, 3.55%, 10/22/2023 (n)	4,988,000	5,036,815
DLL Securitization Trust, 2017-A, “A3”, 2.14%, 12/15/2021 (n)	2,222,000	2,200,454
Drive Auto Receivables Trust, 2017-1, “B”, 2.36%, 3/15/2021	6,147	6,145
DT Auto Owner Trust, 2016-1A, “D”, 4.66%, 12/15/2022 (n)	5,602,539	5,652,372
DT Auto Owner Trust, 2017-1A, “D”, 3.55%, 11/15/2022 (n)	2,782,000	2,786,855
DT Auto Owner Trust, 2017-2A, “C”, 3.03%, 1/17/2023 (n)	5,100,000	5,096,721
DT Auto Owner Trust, 2017-3A, “C”, 3.01%, 5/15/2023 (n)	3,606,000	3,602,874
DT Auto Owner Trust, 2018-2A, “C”, 3.67%, 3/15/2024 (n)	1,987,000	1,991,343
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	793,616	791,139
Enterprise Fleet Financing LLC, 2017-1, “A2”, 2.13%, 7/20/2022 (n)	1,380,961	1,374,123
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (n)	58,963	58,924
Exeter Automobile Receivables Trust, 2018-1A, “B”, 2.75%, 4/15/2022 (n)	4,730,000	4,713,380
Exeter Automobile Receivables Trust, 2018-2A, “C”, 3.69%, 3/15/2023 (n)	5,790,000	5,819,268
Figueroa CLO Ltd., 2014-1A, “BR”, FLR, 4.287% (LIBOR - 3mo. + 1.5%), 1/15/2027 (n)	6,400,000	6,349,402
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	219,848	219,757
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.869% (LIBOR - 1mo. + 1.2%), 10/21/2023 (n)	4,757,500	4,716,985
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	4,200,000	4,172,957
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Granite Point Mortgage Trust Inc., FLR, 3.403% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	$9,337,000	$ 9,285,992
GS Mortgage Securities Trust, 4.592%, 8/10/2043 (n)	7,374,000	7,483,333
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.047%, 5/10/2050 (i)	40,150,907	2,836,842
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.135%, 8/10/2050 (i)	38,759,364	2,795,608
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	1,049,269	1,049,118
Hertz Fleet Lease Funding LP, 2017-1, “A2”, 2.13%, 4/10/2031 (n)	6,458,871	6,418,474
Hertz Fleet Lease Funding LP, 2018-1, “B”, 3.64%, 5/10/2032 (n)	2,752,000	2,764,167
Hertz Fleet Lease Funding LP, 2018-1, “C”, 3.77%, 5/10/2032 (n)	1,580,000	1,587,238
IMPAC CMB Trust, FLR, 3.25% (LIBOR - 1mo. + 0.74%), 11/25/2034	116,340	115,489
IMPAC CMB Trust, FLR, 3.43% (LIBOR - 1mo. + 0.92%), 11/25/2034	122,463	118,313
IMPAC Secured Assets Corp., FLR, 2.86% (LIBOR - 1mo. + 0.35%), 5/25/2036	411,970	404,534
Interstar Millennium Trust, FLR, 3.178% (LIBOR - 3mo. + 0.4%), 3/14/2036	71,945	68,719
Invitation Homes Trust, 2018-SFR1, “B”, FLR, 3.458% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	3,498,000	3,463,068
Invitation Homes Trust, 2018-SFR2, “A”, FLR, 3.358% (LIBOR - 1mo. + 0.85%), 12/17/2036 (n)	6,860,126	6,793,889
JPMorgan Chase & Co., 4.717%, 2/15/2046 (n)	6,054,466	6,212,969
JPMorgan Chase Commercial Mortgage Securities Corp., 1.085%, 9/15/2050 (i)	40,129,113	2,615,054
KREF 2018-FL1 Ltd., “C”, FLR, 4.509% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	3,789,000	3,722,692
Lehman Brothers Commercial Conduit Mortgage Trust, 2.127%, 10/15/2035 (i)	101,364	1
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 4.009% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	5,578,000	5,530,751
LoanCore Ltd., 2018-CRE1, “C”, FLR, 5.01% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	1,859,500	1,831,055
Loomis, Sayles & Co., CLO, “A2”, FLR, 4.179% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	8,246,053	8,126,601
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.679% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	4,029,889	4,005,182
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 4.261% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	6,806,093	6,695,065
Madison Park Funding Ltd., 2014-15A, “A2R”, FLR, 4.265% (LIBOR - 3mo. + 1.5%), 1/27/2026 (n)	7,414,000	7,380,422
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 3.98% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	8,857,000	8,674,271
Magnetite XI Ltd., 2014-11A, “BR”, FLR, 4.88% (LIBOR - 3mo. + 2.1%), 1/18/2027 (n)	3,038,000	3,032,468
Man GLG US CLO 2018-2 Ltd., 2018-2A, “BR”, FLR, 5.237% (LIBOR - 3mo. + 2.45%), 10/15/2028	6,297,302	6,141,041
Merrill Lynch Mortgage Investors, Inc., 4.217%, 2/25/2037 (q)	1,839,434	359,624
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.437%, 5/15/2050 (i)	43,954,979	3,338,016
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.449%, 6/15/2050 (i)	18,863,330	1,526,905
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.869%, 12/15/2051 (i)	54,546,399	3,559,643
Mountain Hawk CLO Ltd., 2014-3A, “BR”, FLR, 4.58% (LIBOR - 3mo. + 1.8%), 4/18/2025 (n)	8,600,000	8,617,940
Nationstar HECM Loan Trust, 2018-1A, “M1”, 3.238%, 2/25/2028 (n)	3,427,000	3,419,008
Nationstar HECM Loan Trust, 2018-2A, “M1”, 3.552%, 7/25/2028 (n)	3,332,000	3,331,990
Nationstar HECM Loan Trust, 2018-3, “A”, 3.554%, 11/25/2028 (n)	5,639,199	5,643,214
Nationstar HECM Loan Trust, 2018-3A, “M1”, 3.903%, 11/25/2028 (n)	3,700,000	3,725,116
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “B”, FLR, 3.31% (LIBOR - 1mo. + 0.8%), 9/25/2023 (n)	924,000	924,843
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “C”, FLR, 3.56% (LIBOR - 1mo. + 1.05%), 9/25/2023 (z)	1,039,000	1,040,755
Neuberger Berman CLO Ltd., 2016-21A, “CR”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 4/20/2027 (n)	5,023,883	4,821,883
NextGear Floorplan Master Owner Trust, 2017-1A, “A2”, 2.54%, 4/18/2022 (n)	3,461,000	3,437,967
NextGear Floorplan Master Owner Trust, 2017-2A, “B”, 3.02%, 10/17/2022 (n)	2,577,000	2,563,387
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.311% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	8,321,000	8,310,357
OneMain Financial Issuance Trust, 2017-1A, “A1”, 2.37%, 9/14/2032 (n)	5,148,000	5,072,406
Oscar U.S. Funding Trust, 2017-1A, “A3”, 2.82%, 6/10/2021 (n)	4,420,000	4,409,556
Oscar U.S. Funding Trust, 2017-2A, “A2B”, FLR, 3.166% (LIBOR - 1mo. + 0.65%), 11/10/2020 (n)	1,526,639	1,527,392
Oscar U.S. Funding Trust, 2018-2A, “A3”, 3.39%, 9/12/2022 (n)	2,710,000	2,716,631
Ownit Mortgage Loan Asset-Backed Certificates, 3.415%, 10/25/2035 (q)	1,335,089	807,253
PFS Financing Corp., 2017-C, “A”, FLR, 2.979% (LIBOR - 1mo. + 0.47%), 10/15/2021 (n)	3,094,000	3,092,981
Santander Drive Auto Receivables Trust, 2017-2, “C”, 2.79%, 8/15/2022	2,821,000	2,812,716
Santander Drive Auto Receivables Trust, 2018-1, “B”, 2.63%, 7/15/2022	4,585,000	4,562,705
Santander Retail Auto Lease Trust, 2017-A, “B”, 2.68%, 1/20/2022 (n)	3,246,000	3,224,716
Shackelton Ltd., CLO, 2013-4RA, “B”, FLR, 4.697% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	2,268,542	2,190,763
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	700,709	696,853
Starwood Waypoint Homes Trust, 2017-1, “B”, FLR, 3.679% (LIBOR - 1mo. + 1.17%), 1/17/2035 (n)	5,019,511	5,008,283
Thacher Park CLO Ltd., 2014-1A, “CR”, FLR, 4.961% (LIBOR - 3mo. + 2.2%), 10/20/2026 (n)	4,301,000	4,300,940
Thornburg Mortgage Securities Trust, FLR, 3.19% (LIBOR - 1mo. + 0.68%), 4/25/2043	301,115	300,346
TICP Ltd., CLO, 2018-3R, “B”, FLR, 4.111% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	2,132,575	2,092,161
TICP Ltd., CLO, 2018-3R, “C”, FLR, 4.561% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	3,742,444	3,615,519
TPG Real Estate Finance, 2018-FL2, “AS”, FLR, 3.959% (LIBOR - 1mo. + 1.45%), 11/15/2037 (n)	6,176,000	6,114,297
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Tricon American Homes Trust, 2015-SFR1, “1A”, 2.589%, 11/17/2033 (n)	$3,951,547	$ 3,845,592
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 1.022%, 11/15/2050 (i)	30,805,947	1,923,194
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 1.01%, 12/15/2051 (i)	26,280,443	1,952,952
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	2,351,749	2,342,821
Verizon Owner Trust, 2017-3A, “B”, 2.38%, 4/20/2022 (n)	3,075,000	3,037,929
Veros Auto Receivables Trust, 2017-1, “A”, 2.84%, 4/17/2023 (n)	718,795	717,011
Veros Auto Receivables Trust, 2018-1, “A”, 3.63%, 5/15/2023 (n)	4,308,693	4,311,416
Volvo Financial Equipment Master Owner Trust, 2017-A, “A”, FLR, 3.008% (LIBOR - 1mo. + 0.5%), 11/15/2022 (n)	6,879,000	6,893,363
West CLO Ltd., 2013-1A, “A2BR”, 3.393%, 11/07/2025 (n)	4,332,000	4,263,771
WF-RBS Commercial Mortgage Trust, 2011-C3, “A4”, 4.375%, 3/15/2044 (n)	7,732,177	7,897,899
		$ 440,508,940
Automotive – 3.0%
BMW US Capital LLC, 3.1%, 4/12/2021 (n)	$6,163,000	$ 6,145,718
Ford Motor Credit Co. LLC, 3.157%, 8/04/2020	3,894,000	3,830,739
Ford Motor Credit Co. LLC, 2.343%, 11/02/2020	7,182,000	6,936,156
Ford Motor Credit Co. LLC, 5.085%, 1/07/2021	3,414,000	3,457,392
Harley-Davidson Financial Services, 4.05%, 2/04/2022 (z)	4,969,000	4,964,677
Harley-Davidson Financial Services, FLR, 3.647% (LIBOR - 3mo. + 0.94%), 3/02/2021 (n)	4,773,000	4,758,075
Hyundai Capital America, 3.75%, 7/08/2021 (n)	3,173,000	3,171,664
Toyota Motor Credit Corp., 1.7%, 2/19/2019	4,820,000	4,817,622
Volkswagen Group of America Co., 3.875%, 11/13/2020 (n)	3,789,000	3,831,898
Volkswagen Group of America Co., 4%, 11/12/2021 (n)	3,789,000	3,834,745
		$ 45,748,686
Broadcasting – 0.6%
Fox Corp., 3.666%, 1/25/2022 (n)	$2,478,000	$ 2,502,430
Interpublic Group of Companies, Inc., 3.5%, 10/01/2020	4,621,000	4,645,014
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	1,862,000	1,859,917
		$ 9,007,361
Brokerage & Asset Managers – 1.2%
E*TRADE Financial Corp., 2.95%, 8/24/2022	$10,603,000	$ 10,317,372
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	8,540,000	8,497,360
		$ 18,814,732
Cable TV – 1.3%
Comcast Corp., 3.45%, 10/01/2021	$4,643,000	$ 4,696,890
NBCUniversal Media LLC, 4.375%, 4/01/2021	5,750,000	5,917,675
Time Warner Cable, Inc., 5%, 2/01/2020	8,592,000	8,718,696
		$ 19,333,261
Chemicals – 0.7%
E.I. du Pont de Nemours & Co., 2.2%, 5/01/2020	$5,132,000	$ 5,104,532
LyondellBasell Industries N.V., 5%, 4/15/2019	2,963,000	2,963,562
Sasol Chemicals (USA) LLC, 5.875%, 3/27/2024	3,067,000	3,163,577
		$ 11,231,671
Computer Software – 0.8%
Dell Investments LLC/EMC Corp., 4.42%, 6/15/2021	$8,351,000	$ 8,494,425
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	3,590,000	3,591,206
		$ 12,085,631
Conglomerates – 1.8%
Roper Technologies, Inc., 2.8%, 12/15/2021	$1,810,000	$ 1,781,318
United Technologies Corp., 3.1%, 6/01/2022	3,056,000	3,045,433
United Technologies Corp., 3.65%, 8/16/2023	10,731,000	10,891,052
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	9,068,000	8,818,957
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – continued
Westinghouse Air Brake Technologies Corp., FLR, 3.838% (LIBOR - 3mo. + 1.05%), 9/15/2021	$2,310,000	$ 2,309,403
		$ 26,846,163
Consumer Products – 0.6%
Newell Brands, Inc., 2.6%, 3/29/2019	$523,000	$ 522,460
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	8,307,000	8,062,078
		$ 8,584,538
Consumer Services – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$5,754,000	$ 5,597,608
QVC, Inc., 5.125%, 7/02/2022	3,665,000	3,762,597
		$ 9,360,205
Electrical Equipment – 0.3%
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	$4,611,000	$ 4,583,569
Electronics – 0.6%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3%, 1/15/2022	$5,842,000	$ 5,718,641
Microchip Technology, Inc., 3.922%, 6/01/2021 (n)	4,178,000	4,134,657
		$ 9,853,298
Emerging Market Quasi-Sovereign – 0.8%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$5,946,000	$ 6,079,369
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	3,762,000	3,757,297
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	2,973,000	3,144,905
		$ 12,981,571
Energy - Integrated – 0.7%
BP Capital Markets PLC, 2.521%, 1/15/2020	$3,049,000	$ 3,039,635
Eni S.p.A., 4%, 9/12/2023 (n)	2,276,000	2,295,696
Shell International Finance B.V., 1.375%, 5/10/2019	5,690,000	5,672,126
		$ 11,007,457
Entertainment – 0.2%
Royal Caribbean Cruises Ltd., 2.65%, 11/28/2020	$3,003,000	$ 2,960,450
Financial Institutions – 0.4%
AerCap Ireland Capital Ltd., 4.45%, 12/16/2021	$5,924,000	$ 5,993,441
Food & Beverages – 1.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	$2,527,000	$ 2,516,622
Conagra Brands, Inc., 3.8%, 10/22/2021	3,274,000	3,286,536
Conagra Brands, Inc., FLR, 3.511% (LIBOR - 3mo. + 0.75%), 10/22/2020	2,339,000	2,327,397
Constellation Brands, Inc., FLR, 3.209% (LIBOR - 3mo. + 0.7%), 11/15/2021	2,341,000	2,332,593
Diageo PLC, 3%, 5/18/2020	3,777,000	3,786,037
General Mills, Inc., 3.2%, 4/16/2021	2,054,000	2,061,300
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	1,900,000	1,998,290
		$ 18,308,775
Health Maintenance Organizations – 0.3%
Halfmoon Parent, Inc., FLR, 3.438% (LIBOR - 3mo. + 0.65%), 9/17/2021 (n)	$4,598,000	$ 4,570,196
Insurance – 0.4%
American International Group, Inc., 2.3%, 7/16/2019	$2,039,000	$ 2,033,954
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	4,840,000	4,792,214
		$ 6,826,168
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.4%
UnitedHealth Group, Inc., 1.95%, 10/15/2020	$6,409,000	$ 6,330,793
Insurance - Property & Casualty – 0.3%
Ambac Assurance Corp., 5.1%, 6/07/2020 (z)	$23,513	$ 31,567
Ambac LSNI, LLC, FLR, 7.803% (LIBOR - 3mo. + 5%), 2/12/2023 (z)	101,809	102,572
Marsh & McLennan Cos., Inc., 2.75%, 1/30/2022	4,842,000	4,768,220
		$ 4,902,359
International Market Quasi-Sovereign – 1.5%
Caisse d'Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	$9,000,000	$ 8,935,514
Dexia Credit Local S.A., 2.25%, 2/18/2020 (n)	3,150,000	3,132,806
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	7,590,000	7,415,165
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	3,870,000	3,787,021
		$ 23,270,506
International Market Sovereign – 0.2%
Republic of Finland, 1%, 4/23/2019 (n)	$2,510,000	$ 2,501,090
Internet – 0.4%
Baidu, Inc., 2.75%, 6/09/2019	$2,189,000	$ 2,186,091
Baidu, Inc., 3.875%, 9/29/2023	3,736,000	3,729,787
		$ 5,915,878
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$6,502,000	$ 6,488,506
Major Banks – 15.9%
ABN AMRO Bank N.V., 2.65%, 1/19/2021 (Prerefunded 3/01/2019) (Put Date 3/01/2019) (n)	$5,197,000	$ 5,145,264
Bank of America Corp., 2.151%, 11/09/2020	$3,310,000	3,266,062
Bank of America Corp., 2.369% to 7/21/2020, FLR (LIBOR - 3mo. + 0.66%) to 7/21/2021	12,687,000	12,564,025
Bank of America Corp., 2.738% to 1/23/2021, FLR (LIBOR - 3mo. + 2.738%) to 1/23/2022	6,000,000	5,952,792
Bank of America Corp., 2.503%, 10/21/2022	9,344,000	9,131,554
Bank of America Corp., 2.881% to 4/24/2022, FLR (LIBOR - 3mo. + 1.021%) to 4/24/2023	7,801,000	7,706,573
Barclays PLC, 3.25%, 1/12/2021	13,978,000	13,827,611
Citibank N.A., 2.125%, 10/20/2020	7,397,000	7,294,364
Commonwealth Bank of Australia, 2.3%, 9/06/2019	6,503,000	6,485,231
Credit Agricole, “A”, FLR, 4.212% (LIBOR - 3mo. + 1.43%), 1/10/2022 (n)	3,030,000	3,053,308
Credit Suisse Group AG, 3.8%, 9/15/2022	5,482,000	5,490,490
Credit Suisse Group AG, 3.574%, 1/09/2023 (n)	4,820,000	4,768,949
DNB Bank A.S.A., 2.125%, 10/02/2020 (n)	6,394,000	6,292,481
Goldman Sachs Group, Inc., 2%, 4/25/2019	1,150,000	1,147,540
Goldman Sachs Group, Inc., 2.55%, 10/23/2019	15,694,000	15,655,267
Goldman Sachs Group, Inc., 2.6%, 12/27/2020	7,753,000	7,700,663
Goldman Sachs Group, Inc., 3%, 4/26/2022	4,780,000	4,727,707
HSBC Holdings PLC, 3.262% to 3/13/2022, FLR (LIBOR - 3mo. + 1.055%) to 3/13/2023	4,311,000	4,279,678
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	3,245,000	3,193,924
ING Bank N.V., 2.3%, 3/22/2019 (n)	4,000,000	3,997,977
JPMorgan Chase & Co., 2.2%, 10/22/2019	5,340,000	5,316,136
JPMorgan Chase & Co., 2.776% to 4/25/2022, FLR (LIBOR - 3mo. + 0.935%) to 4/25/2023	7,272,000	7,168,393
JPMorgan Chase Bank N.A., 3.086% to 4/26/2020, FLR (LIBOR - 3mo. + 0.35%) to 4/26/2021	8,713,000	8,707,485
KeyBank NA, 3.3%, 2/01/2022	2,685,000	2,699,640
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	1,604,000	1,596,437
Mitsubishi UFJ Financial Group, Inc., 3.535%, 7/26/2021	4,535,000	4,572,389
Mitsubishi UFJ Financial Group, Inc., 2.998%, 2/22/2022	3,172,000	3,146,286
Morgan Stanley, 2.375%, 7/23/2019	15,440,000	15,412,727
Morgan Stanley, 2.65%, 1/27/2020	11,008,000	10,973,826
Morgan Stanley, 5.5%, 7/28/2021	7,039,000	7,440,187
National Australia Bank Ltd., 1.375%, 7/12/2019	4,140,000	4,116,857
PNC Bank N.A., 2.25%, 7/02/2019	5,130,000	5,121,136
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	$4,012,000	$ 3,978,454
Svenska Handelsbanken AB, 2.25%, 6/17/2019	6,504,000	6,492,788
UBS AG, 2.375%, 8/14/2019	4,186,000	4,179,016
UBS Group Funding (Switzerland) AG, 2.65%, 2/01/2022	7,185,000	7,025,975
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	8,600,000	8,530,171
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	6,146,000	6,110,982
		$ 244,270,345
Medical & Health Technology & Services – 0.4%
Becton, Dickinson and Co., 2.404%, 6/05/2020	$2,975,000	$ 2,938,081
Becton, Dickinson and Co., 2.894%, 6/06/2022	3,466,000	3,403,534
		$ 6,341,615
Medical Equipment – 0.5%
Zimmer Biomet Holdings, Inc., 2.7%, 4/01/2020	$6,421,000	$ 6,389,138
Zimmer Biomet Holdings, Inc., FLR, 3.554% (LIBOR - 3mo. + 0.75%), 3/19/2021	1,298,000	1,293,021
		$ 7,682,159
Metals & Mining – 0.3%
Glencore Finance (Canada) Ltd., 4.95%, 11/15/2021 (n)	$2,282,000	$ 2,349,593
Glencore Funding LLC, 3%, 10/27/2022 (n)	2,204,000	2,132,171
		$ 4,481,764
Midstream – 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 3.5%, 12/01/2022	$5,818,000	$ 5,759,586
El Paso LLC, 6.5%, 9/15/2020	6,336,000	6,643,259
EnLink Midstream Partners LP, 2.7%, 4/01/2019	2,163,000	2,157,593
MPLX LP, 3.375%, 3/15/2023	1,725,000	1,711,226
		$ 16,271,664
Mortgage-Backed – 0.6%
Fannie Mae, 5%, 12/01/2020 - 7/01/2023	$272,104	$ 277,486
Fannie Mae, 4.5%, 3/01/2023	259,783	267,209
Fannie Mae, 3%, 12/01/2031	2,324,025	2,328,745
Fannie Mae, 3.71%, 2/01/2033	23,116	23,673
Fannie Mae, 3.655%, 3/01/2033	72,705	73,942
Fannie Mae, 4.25%, 5/01/2033	227,798	237,288
Fannie Mae, 2%, 5/25/2044	6,224,445	6,029,531
Freddie Mac, 5.5%, 11/01/2019	14,760	14,787
Freddie Mac, 5%, 4/01/2020 - 8/01/2020	91,547	93,115
Freddie Mac, 0.882%, 4/25/2024 (i)	327,349	12,170
Ginnie Mae, 3.75%, 7/20/2032	60,581	62,939
		$ 9,420,885
Municipals – 0.6%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$10,353,000	$ 8,885,773
Network & Telecom – 1.2%
AT&T, Inc., 2.3%, 3/11/2019	$4,270,000	$ 4,268,804
AT&T, Inc., 2.45%, 6/30/2020	6,097,000	6,056,934
AT&T, Inc., 3.2%, 3/01/2022	5,118,000	5,117,541
British Telecommunications PLC, 2.35%, 2/14/2019	2,970,000	2,969,371
		$ 18,412,650
Oils – 0.2%
Phillips 66, FLR, 3.289% (LIBOR - 3mo. + 0.6%), 2/26/2021	$3,020,000	$ 3,013,101
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 9.0%
ABN AMRO Bank N.V., 3.4%, 8/27/2021 (n)	$2,894,000	$ 2,907,095
American Express Co., 3.7%, 11/05/2021	4,725,000	4,798,961
Banque Federative du Credit Mutuel S.A., 2%, 4/12/2019 (n)	5,610,000	5,602,557
Banque Federative du Credit Mutuel S.A., 2.2%, 7/20/2020 (n)	6,421,000	6,336,923
Branch Banking & Trust Co., 1.45%, 5/10/2019	5,620,000	5,601,666
Capital One Financial Corp., 2.5%, 5/12/2020	4,324,000	4,293,555
Capital One Financial Corp., 2.4%, 10/30/2020	2,132,000	2,104,257
Capital One Financial Corp., 3.2%, 1/30/2023	4,657,000	4,578,938
Citigroup, Inc., 2.4%, 2/18/2020	13,963,000	13,891,948
Citigroup, Inc., 4.5%, 1/14/2022	7,500,000	7,798,819
Citigroup, Inc., 3.142% to 1/24/2022, FLR (LIBOR - 3mo. + 0.722%) to 1/24/2023	5,909,000	5,868,897
Citizens Bank N.A., 2.25%, 3/02/2020	3,450,000	3,421,193
Citizens Bank N.A., 2.55%, 5/13/2021	845,000	833,178
Compass Bank, 3.5%, 6/11/2021	4,852,000	4,859,704
Compass Bank, 2.875%, 6/29/2022	6,688,000	6,476,109
Discover Bank, 3.1%, 6/04/2020	3,205,000	3,197,267
Fifth Third Bancorp, 2.3%, 3/01/2019	1,859,000	1,858,419
Fifth Third Bancorp, 2.3%, 3/15/2019	3,120,000	3,118,545
First Republic Bank, 2.375%, 6/17/2019	1,333,000	1,330,291
Groupe BPCE S.A., 2.5%, 7/15/2019	5,559,000	5,543,101
Groupe BPCE S.A., 4%, 9/12/2023 (n)	3,667,000	3,654,199
Groupe BPCE S.A., FLR, 4.015% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	3,667,000	3,612,299
Intesa Sanpaolo S.p.A., FLR, 3.403% (LIBOR - 3mo. + 0.63%), 7/17/2019	10,767,000	10,769,335
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	4,560,000	4,466,743
SunTrust Banks, Inc., 2.7%, 1/27/2022	5,086,000	4,998,738
U.S. Bank NA Cincinnati, 2.05%, 10/23/2020	7,302,000	7,202,317
UniCredito Italiano S.p.A., 6.572%, 1/14/2022 (n)	4,495,000	4,591,971
UniCredito Italiano S.p.A., 3.75%, 4/12/2022 (n)	4,503,000	4,379,005
		$ 138,096,030
Pharmaceuticals – 2.8%
Actavis Funding SCS, 3%, 3/12/2020	$2,399,000	$ 2,397,014
Actavis Funding SCS, 3.45%, 3/15/2022	7,454,000	7,437,599
Bayer U.S. Finance II LLC, 3.5%, 6/25/2021 (n)	8,241,000	8,218,331
Celgene Corp., 2.875%, 8/15/2020	6,424,000	6,412,041
Celgene Corp., 2.75%, 2/15/2023	4,506,000	4,397,457
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	10,330,000	10,249,633
Takeda Pharmaceutical Co. Ltd., 3.8%, 11/26/2020 (n)	3,331,000	3,365,783
		$ 42,477,858
Printing & Publishing – 0.3%
Moody's Corp., 3.25%, 6/07/2021	$4,108,000	$ 4,112,301
Real Estate - Apartment – 0.1%
ERP Operating LP, 4.75%, 7/15/2020	$1,200,000	$ 1,223,062
Retailers – 0.9%
Alimentation Couche-Tard, Inc., 2.35%, 12/13/2019 (n)	$6,472,000	$ 6,425,015
Macy's Retail Holdings, Inc., 3.875%, 1/15/2022	1,978,000	1,943,144
Macy's Retail Holdings, Inc., 2.875%, 2/15/2023	5,730,000	5,239,458
		$ 13,607,617
Supranational – 0.3%
Corporacion Andina de Fomento, 2%, 5/10/2019	$4,870,000	$ 4,857,190
Telecommunications - Wireless – 1.6%
American Tower Corp., REIT, 2.8%, 6/01/2020	$2,158,000	$ 2,150,773
American Tower Corp., REIT, 2.25%, 1/15/2022	6,500,000	6,267,378
American Tower Corp., REIT, 3%, 6/15/2023	5,297,000	5,177,299
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Telecommunications - Wireless – continued
Crown Castle International Corp., 3.4%, 2/15/2021	$2,140,000	$ 2,140,924
Crown Castle International Corp., 3.15%, 7/15/2023	2,734,000	2,670,779
SBA Tower Trust, 2.877%, 7/09/2021 (n)	1,843,000	1,812,308
SBA Tower Trust, 2.898%, 10/15/2044 (n)	4,150,000	4,135,628
		$ 24,355,089
Tobacco – 1.0%
B.A.T Capital Corp., 2.297%, 8/14/2020	$7,295,000	$ 7,196,121
Imperial Tobacco Finance PLC, 2.95%, 7/21/2020 (n)	3,152,000	3,119,915
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	5,388,000	5,371,182
		$ 15,687,218
Transportation - Services – 0.4%
TTX Co., 2.6%, 6/15/2020 (n)	$5,870,000	$ 5,810,118
U.S. Government Agencies and Equivalents – 0.3%
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	$4,500,000	$ 4,489,030
U.S. Treasury Obligations – 10.8%
U.S. Treasury Notes, 2.625%, 12/15/2021	$82,875,000	$ 83,321,748
U.S. Treasury Notes, 1.875%, 2/28/2022	54,310,000	53,404,126
U.S. Treasury Notes, 2.375%, 1/31/2023	29,835,000	29,763,909
		$ 166,489,783
Utilities - Electric Power – 3.5%
Dominion Energy, Inc., 2.962%, 7/01/2019	$2,840,000	$ 2,838,652
Dominion Energy, Inc., 1.6%, 8/15/2019	1,640,000	1,627,967
Dominion Energy, Inc., 2.579%, 7/01/2020	4,253,000	4,215,695
Emera U.S. Finance LP, 2.15%, 6/15/2019	4,397,000	4,374,657
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	9,251,000	8,895,549
Engie Energia Chile S.A., 5.625%, 1/15/2021	8,964,000	9,271,914
Eversource Energy, 2.5%, 3/15/2021	3,117,000	3,063,446
FirstEnergy Corp., 2.85%, 7/15/2022	2,128,000	2,074,749
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	3,623,000	3,620,321
Southern Co., 1.85%, 7/01/2019	5,610,000	5,579,930
WEC Energy Group, Inc., 3.375%, 6/15/2021	4,274,000	4,289,798
Xcel Energy, Inc., 2.4%, 3/15/2021	4,070,000	4,009,024
		$ 53,861,702
Total Bonds		$ 1,521,862,199
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 2.47% (v)	16,110,774	$ 16,109,162

Other Assets, Less Liabilities – (0.2)%		(3,123,538)
Net Assets – 100.0%		$ 1,534,847,823
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $16,109,162 and $1,521,862,199, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $586,657,259, representing 38.2% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
8

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Ambac Assurance Corp., 5.1%, 6/07/2020	2/14/18	$13,205	$31,567
Ambac LSNI, LLC, FLR, 7.803% (LIBOR - 3mo. + 5%), 2/12/2023	2/14/18	26,642	102,572
Barclays Commercial Mortgage Securities LLC, 2018-C2, “XA”, 0.773%, 12/15/2051	12/06/18	3,798,309	3,842,294
Bayview Commercial Asset Trust, FLR, 2.82% (LIBOR - 1mo. + 0.31%), 8/25/2035	6/09/05	387,073	366,888
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.102% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	422,662	392,185
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	5,146,481	5,172,947
Commercial Mortgage Asset Trust, 1.238%, 1/17/2032	8/25/03	0	7
Harley-Davidson Financial Services, 4.05%, 2/04/2022	11/26/18	4,964,677	4,964,677
Navistar Financial Dealer Note Master Owner Trust II, Series 2018-1, “C”, FLR, 3.56% (LIBOR - 1mo. + 1.05%), 9/25/2023	9/17/18	1,039,000	1,040,755
Total Restricted Securities			$15,913,892
% of Net assets			1.0%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
9

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$170,978,812	$—	$170,978,812
Non-U.S. Sovereign Debt	—	43,610,356	—	43,610,356
Municipal Bonds	—	8,885,773	—	8,885,773
U.S. Corporate Bonds	—	557,331,830	—	557,331,830
Residential Mortgage-Backed Securities	—	36,709,976	—	36,709,976
Commercial Mortgage-Backed Securities	—	82,497,898	—	82,497,898
Asset-Backed Securities (including CDOs)	—	330,721,951	—	330,721,951
Foreign Bonds	—	291,125,603	—	291,125,603
Mutual Funds	16,109,162	—	—	16,109,162
Total	$16,109,162	$1,521,862,199	$—	$1,537,971,361
For further information regarding security characteristics, see the Portfolio of Investments.
10

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,523,962	356,605,771	(367,018,959)	16,110,774
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(3,500)	$(471)	$—	$674,434	$16,109,162

11

Quarterly Report
January 31, 2019
MFS®  Municipal Limited
Maturity Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 96.7%
Alabama - 3.0%
Alabama Building Renovation Finance Authority Rev., 4%, 9/01/2019	$1,615,000	$ 1,636,609
Alabama Public School & College Authority Rev., “B”, 5%, 1/01/2023	14,390,000	16,148,602
Auburn University, General Fee Rev., “A”, 5%, 6/01/2021	2,170,000	2,333,032
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A”, 4%, 12/01/2048 (Put Date 12/01/2023)	3,750,000	3,939,562
Black Belt Energy Gas District, AL, Gas Prepay Rev., “B-1”, FLR, 2.588% (67% of LIBOR - 1mo. + 0.9%), 12/01/2048 (Put Date 12/01/2023)	11,480,000	11,219,634
Houston County, AL, Health Care Authority (Southeast Alabama Medical Center), “A”, 5%, 10/01/2025	1,165,000	1,326,492
Phenix City, AL, Water & Sewer Rev., “A”, BAM, 5%, 8/15/2025	2,225,000	2,527,222
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	9,880,000	10,387,239
Southeast Alabama Gas Supply District Rev. (Project No. 2), “A”, 4%, 6/01/2049 (Put Date 6/01/2024)	10,000,000	10,548,900
		$ 60,067,292
Alaska - 0.3%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2021	$1,400,000	$ 1,452,052
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2022	1,200,000	1,264,968
Valdez, AK, Marine Terminal Rev. (BP Pipelines Project), “B”, 5%, 1/01/2021	4,000,000	4,220,440
		$ 6,937,460
Arizona - 1.6%
Arizona Health Facilities Authority Rev. (Phoenix Children's Hospital), “A-1”, FLR, 3.28% (MUNIPSA + 1.85%), 2/01/2048 (Put Date 2/05/2020)	$3,000,000	$ 3,022,800
Chandler, AZ, Industrial Development Authority Rev. (Intel Corp. Project), 2.7%, 12/01/2037 (Put Date 8/14/2023)	5,150,000	5,187,234
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions-Harmony Public Schools Project), “A”, 5%, 2/15/2028	945,000	1,057,228
Phoenix, AZ, Civic Improvement Corp., Water System Rev., FGIC, 5.5%, 7/01/2021	1,260,000	1,373,425
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 3%, 7/01/2020	500,000	496,720
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 4%, 7/01/2025	1,240,000	1,249,734
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 2.95%, 7/01/2026	3,145,000	3,014,986
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 3%, 7/01/2020	285,000	282,743
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2023	150,000	164,310
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2024	400,000	443,872
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2026	250,000	282,633
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2027	600,000	682,368
Phoenix, AZ, Industrial Development Authority, Arizona Student Housing Rev. (Downtown Student Housing LLC), “A”, 5%, 7/01/2028	150,000	171,389
Pima County, AZ, Industrial Development Authority Rev. (Tuscon Electric Power Co.), “A”, 4%, 9/01/2029	1,950,000	2,024,236
Salt River, AZ, Agricultural Improvement & Power District, “A” , 5%, 1/01/2025	3,800,000	4,466,976
State of Arizona, COP, “A”, 5%, 10/01/2028	7,000,000	8,395,590
		$ 32,316,244
Arkansas - 0.6%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2020	$355,000	$ 365,547
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2021	465,000	491,077
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “B”, 5%, 2/01/2022	380,000	410,529
Arkansas Four-Lane Highway Construction & Improvement Rev., 5%, 6/15/2021	5,000,000	5,379,400
Conway, AR, Health Facilities Board, Hospital Improvement Rev. (Conway Regional Medical Center), “A”, 5%, 8/01/2024	530,000	583,864
Independence County, AR, Pollution Control Rev. (Entergy Arkansas, Inc. Project), 2.375%, 1/01/2021	3,250,000	3,269,045
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2022	300,000	332,625
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2023	1,665,000	1,885,413
		$ 12,717,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - 3.8%
California Department of Water Resources, Power Supply Rev., “M”, 4%, 5/01/2019	$3,000,000	$ 3,018,450
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2019	1,000,000	1,005,500
California Educational Facilities Authority Rev. (Chapman University), 5%, 4/01/2020	1,250,000	1,299,288
California Educational Facilities Authority Rev. (University of San Francisco), ETM, 5%, 10/01/2021	245,000	266,925
California Educational Facilities Authority Rev., Unrefunded Balance (University of San Francisco), 5%, 10/01/2021	255,000	278,169
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “C”, 5%, 7/01/2043 (Put Date 10/15/2019)	2,750,000	2,808,300
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “D”, 5%, 7/01/2043 (Put Date 10/15/2020)	2,400,000	2,527,344
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2025	1,130,000	1,284,697
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5%, 11/01/2026	1,000,000	1,146,130
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A-1”, 2.3%, 11/01/2042 (Put Date 4/15/2019)	4,250,000	4,250,467
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A-1”, 3.375%, 7/01/2025	5,000,000	5,188,350
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2024	350,000	388,941
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2025	365,000	410,059
California School Finance Authority, Charter School Rev. (Aspire Public Schools), 5%, 8/01/2026	300,000	334,590
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2021	750,000	773,993
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2022	1,120,000	1,166,715
California School Finance Authority, School Facility Rev. (Alliance For College-Ready Public School Projects), “A”, 4%, 7/01/2023	1,245,000	1,305,470
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3%, 11/01/2022	260,000	260,733
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027	1,335,000	1,341,395
Elk Grove, CA, Finance Authority Special Tax Rev., 5%, 9/01/2022	450,000	498,978
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 3.5%, 6/01/2036	1,645,000	1,618,450
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2019	475,000	484,201
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2020	550,000	577,907
La Verne, CA, Brethren Hillcrest Homes, COP, 4%, 5/15/2019	565,000	567,887
La Verne, CA, Brethren Hillcrest Homes, COP, 5%, 5/15/2021	310,000	326,287
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Rev., “A”, 5.25%, 11/15/2020	930,000	982,080
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2022	1,865,000	2,073,451
Los Angeles County, CA, Redevelopment Refunding Authority Tax Allocation Rev. “D”, AGM, 5%, 9/01/2023	1,865,000	2,123,302
Los Angeles County, CA, Sanitation Districts Financing Authority Rev. (Capital Projects), “A”, 5%, 10/01/2020	5,000,000	5,295,650
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “B” , 5%, 5/15/2026	1,350,000	1,594,998
Los Angeles, CA, Department of Water & Power Rev., “A”, 5%, 7/01/2019	1,000,000	1,014,470
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2021	750,000	808,313
Sacramento, CA, City Financing Authority, Special Tax Rev. (Westlake and Regency Park), “A”, AGM, 4%, 9/01/2019	1,300,000	1,317,329
Sacramento, CA, Municipal Utility District, “X”, 5%, 8/15/2020	1,750,000	1,845,340
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2020	750,000	787,328
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2021	1,200,000	1,298,352
San Bernardino, CA, City Unified School District, “A”, AGM, 5%, 8/01/2023	1,100,000	1,255,309
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2020	500,000	522,000
San Francisco, CA, City & County Airports Commission, International Airport Rev., “D”, 5%, 5/01/2025 (Prerefunded 5/03/2021)	285,000	306,954
San Francisco, CA, City & County Airports Commission, International Airport Rev., Unrefunded Balance, “D”, 5%, 5/01/2025	715,000	771,099
San Pablo, CA, Redevelopment Agency Rev., “A”, 5%, 6/15/2020	1,000,000	1,044,420
San Ramon CA, Public Financing Authority, Capital Appreciation, “A”, AAC, 0%, 2/01/2026	1,690,000	1,384,718
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2019	625,000	637,469
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2020	985,000	1,038,131
Santa Cruz County, CA, Redevelopment Successor Agency Tax Allocation, 5%, 9/01/2021	1,350,000	1,468,543
State of California, 5%, 8/01/2026	3,490,000	4,204,298
State of California, 5%, 8/01/2027	5,750,000	6,712,377
State of California, “B”, FLR, 2.512% (70% of LIBOR - 1mo. + 0.76%), 12/01/2031 (Put Date 12/01/2021)	5,000,000	5,034,750
		$ 76,649,907

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - 1.3%
Colorado Educational & Cultural Facilities Authority Rev. (Colorado Springs Charter Academy Project), 5.25%, 7/01/2028	$2,015,000	$ 2,082,664
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 3.25%, 7/15/2022	1,040,000	1,053,988
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	515,000	554,949
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2020	310,000	316,829
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School, Inc. K-8 Facility Project), 4%, 6/01/2022	545,000	573,231
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 4%, 4/01/2023	130,000	136,748
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	55,000	59,100
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2021	1,160,000	1,246,478
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc.), “A”, 5%, 12/01/2022	1,750,000	1,918,648
Colorado Health Facilities Authority Rev., Improvement Bonds (Valley View Hospital Association Project), 2.8%, 5/15/2042 (Put Date 5/15/2023)	4,925,000	5,004,637
Colorado Housing & Finance Authority Rev., “B-1”, GNMA, 4%, 11/01/2048	1,780,000	1,881,122
Denver, CO, City & County Airport Systems Rev., “B”, 5%, 11/15/2019	445,000	456,361
Denver, CO, City & County Excise Tax Rev., “A”, ASSD GTY, 6%, 9/01/2021 (Prerefunded 9/01/2019)	1,500,000	1,537,515
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2024	1,500,000	1,654,950
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2025	2,000,000	2,225,520
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2021	1,640,000	1,766,460
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, 5%, 12/01/2023	1,000,000	1,119,700
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2025	500,000	582,060
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2026	1,300,000	1,527,617
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NATL, 5%, 12/01/2027	1,270,000	1,477,670
		$ 27,176,247
Connecticut - 1.6%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut State University), “N”, 5%, 11/01/2024	$1,930,000	$ 2,150,580
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2023	2,800,000	2,993,732
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2024	1,840,000	1,978,625
Connecticut Health & Educational Facilities Authority Rev. (Sacred Heart University), “H”, ETM, AGM, 5%, 7/01/2019	2,350,000	2,382,430
Connecticut Housing Finance Authority, Mortgage Finance Program, “A-2”, 4%, 11/15/2041	3,870,000	4,076,619
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2020	1,830,000	1,926,679
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2021	3,775,000	4,083,984
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2023	3,000,000	3,403,650
Hartford County, CT, Metropolitan District, “C”, AGM, 5%, 11/01/2024	5,600,000	6,480,488
State of Connecticut, “A”, 5%, 9/01/2023	2,005,000	2,245,259
		$ 31,722,046
Delaware - 0.0%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4%, 9/01/2024	$215,000	$ 221,057
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 2.8%, 9/01/2026	430,000	428,538
		$ 649,595
District of Columbia - 0.3%
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	$40,000	$ 38,927
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2026	1,045,000	1,236,266
District of Columbia, Housing Finance Agency, Multi-Family Development Program, “B-1”, FHA, 2.55%, 9/01/2023 (Put Date 3/01/2022)	5,000,000	5,066,600
		$ 6,341,793
Florida - 3.1%
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.375%, 5/01/2021	$1,005,000	$ 1,025,793
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.6%, 5/01/2022	1,040,000	1,078,345
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 3.75%, 5/01/2023	1,080,000	1,137,100
Broward County, FL, School Board, COP, “A”, AGM, 5%, 7/01/2028	4,505,000	5,191,021
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	370,000	384,186
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	535,000	602,415
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	615,000	702,478
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	4,000,000	4,042,880
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2020	1,435,000	1,494,825
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2021	1,300,000	1,379,963

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Higher Educational Facilities, Financial Authority Rev. (University of Tampa Project), “A”, 5%, 4/01/2022	$600,000	$ 652,890
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2019	2,365,000	2,416,297
Florida Municipal Power Agency Rev. (St. Lucie Project), “A”, 5%, 10/01/2020	1,330,000	1,401,887
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2020	300,000	314,310
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2021	200,000	214,402
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), 5%, 11/15/2024	400,000	452,808
Miami-Dade County, FL, Aviation Rev., “A”, 5%, 10/01/2019	1,875,000	1,910,306
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	380,000	407,474
Miami-Dade County, FL, Tax Anticipation Notes, 5%, 6/15/2019	25,000,000	25,316,500
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2020	1,730,000	1,796,294
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2021	1,825,000	1,936,361
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Project), 5%, 8/01/2022	1,810,000	1,959,126
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2020	600,000	629,544
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2021	1,200,000	1,290,480
Sarasota County, FL, Health Facility Authority Retirement Facility Improvement Rev. (Village on the Isle Project), “B-2”, 2.7%, 1/01/2022	1,100,000	1,081,817
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2019	500,000	506,325
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2020	3,000,000	3,146,010
Tampa, FL, Solid Waste System Rev., 5%, 10/01/2021	1,000,000	1,075,920
		$ 63,547,757
Georgia - 3.4%
Atlanta, GA, Airport Rev., “B”, 5%, 1/01/2020	$400,000	$ 411,916
Atlanta, GA, Water & Wastewater Rev., “B”, 5%, 11/01/2025	1,000,000	1,190,380
Bartow County, GA, Development Authority Pollution Control Rev. (Georgia Power Plant Bowen Project), 2.05%, 9/01/2029 (Put Date 11/19/2021)	4,135,000	4,044,568
Burke County, GA, Development Authority Pollution Control Rev. (Georgia Power Company Plant Vogtle Project), 1.85%, 12/01/2049 (Put Date 8/22/2019)	7,500,000	7,488,975
DeKalb County, GA, Water & Sewer Rev., “A”, 5%, 10/01/2021	1,000,000	1,084,850
Fulton County, GA, Development Authority Rev. (Georgia Tech Athletic Association), “A”, 5%, 10/01/2019	5,000,000	5,103,450
Fulton County, GA, Water & Sewer Rev., 5%, 1/01/2021	5,030,000	5,344,224
Gainesville, GA, Hall County Hospital Authority (Northeast Georgia Health System, Inc.), “B”, FLR, 2.38% (MUNIPSA + 0.95%), 8/15/2035 (Put Date 2/18/2020)	2,500,000	2,501,850
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “B-2”, 3.5%, 6/01/2039	3,065,000	3,148,368
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2019	2,500,000	2,508,025
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 3/15/2022	8,670,000	9,363,947
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “B”, FLR, 2.438% (67% of LIBOR - 1mo. + 0.75%), 4/01/2048 (Put Date 9/01/2023)	10,000,000	9,914,600
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “C”, 4%, 8/01/2048 (Put Date 12/01/2023)	8,815,000	9,350,599
Georgia Municipal Gas Authority Rev. (Gas Portfolio III Project), “Q”, 5%, 10/01/2021	1,750,000	1,889,003
Glynn-Brunswick Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 5%, 8/01/2023	1,750,000	1,933,995
Monroe County, GA, Development Authority Pollution Control Rev. (Georgia Power Co. Plant Scherer Project), 2.05%, 7/01/2049 (Put Date 11/19/2021)	2,750,000	2,689,857
		$ 67,968,607
Guam - 0.5%
Guam Education Financing Foundation, Refunding, COP (Guam Public School Facilities Project), “A”, 5%, 10/01/2020	$1,500,000	$ 1,562,730
Guam Education Financing Foundation, Refunding, COP (Guam Public School Facilities Project), “A”, 5%, 10/01/2021	2,425,000	2,581,194
Guam Government Business Privilege Tax Rev., “A”, 5%, 1/01/2027	3,185,000	3,334,790
Guam Port Authority Rev., “B”, 5%, 7/01/2019	420,000	424,276
Guam Port Authority Rev., “B”, 5%, 7/01/2023	500,000	545,525
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2021	1,500,000	1,612,665
		$ 10,061,180

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Hawaii - 0.4%
City & County of Honolulu, HI, General Obligation, “A”, 5%, 9/01/2027	$2,015,000	$ 2,464,264
State of Hawaii, “FH”, 5%, 10/01/2025	5,000,000	5,954,650
		$ 8,418,914
Idaho - 0.2%
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2026	$2,000,000	$ 2,336,480
Idaho Health Facilities Authority Rev. (St. Luke's Health System Project), “A”, 5%, 3/01/2027	2,100,000	2,478,336
		$ 4,814,816
Illinois - 10.7%
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2025	$1,500,000	$ 1,624,305
Bolingbrook, IL, Special Service Areas Taxes, AGM, 4%, 3/01/2027	1,500,000	1,628,130
Chicago, IL, “A”, 5%, 1/01/2022	1,000,000	1,046,460
Chicago, IL, “A”, AAC, 5%, 1/01/2024	4,295,000	4,301,013
Chicago, IL, “A”, AGM, 5%, 1/01/2027	145,000	146,132
Chicago, IL, “A”, AGM, 5%, 1/01/2028 (Prerefunded 1/01/2020)	3,430,000	3,519,283
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	3,875,000	4,222,122
Chicago, IL, Board of Education (School Reform), “A”, NATL, 5.25%, 12/01/2023	5,425,000	5,910,971
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2022	785,000	693,406
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2023	675,000	572,306
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NATL, 0%, 12/01/2028	4,435,000	3,019,880
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2019	550,000	537,482
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2022	360,000	317,995
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2023	8,170,000	6,927,016
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NATL, 0%, 12/01/2026	1,925,000	1,436,050
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AAC, 5.5%, 12/01/2019	200,000	204,134
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2025	2,500,000	2,822,325
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2026	1,500,000	1,704,420
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2027	2,750,000	3,143,745
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2028	2,250,000	2,586,982
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, 5%, 12/01/2027	3,000,000	3,170,760
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “C”, AGM, 5%, 12/01/2027	10,000,000	11,431,800
Chicago, IL, City Colleges of Chicago Capital Improvement Project, Capital Appreciation, NATL, 0%, 1/01/2026	6,640,000	5,192,945
Chicago, IL, Metropolitan Pier & Exposition Authority, State Tax Rev., Capital Appreciation, “A”, NATL, 0%, 6/15/2024	7,075,000	5,879,749
Chicago, IL, Midway Airport Rev., Second Lien, “A”, 5.5%, 1/01/2030	3,060,000	3,370,927
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2023	820,000	899,392
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2025	5,000,000	5,670,750
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2021	3,375,000	3,556,474
Chicago, IL, Tax Increment Rev. (Pilsen Development Project), “A”, 5%, 6/01/2022	4,250,000	4,558,720
Chicago, IL, Transit Authority Refunding Rev., 5%, 6/01/2026	2,500,000	2,875,400
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5%, 1/01/2027	1,500,000	1,744,170
Chicago, IL, Wastewater Transmission Rev., Second Lien, “B”, AGM, 5%, 1/01/2027	2,000,000	2,325,560
Chicago, IL, Water Rev., AGM, 5%, 11/01/2027	4,160,000	4,843,197
Chicago, IL, Water Rev., Second Lien, AGM, 5%, 11/01/2028	1,400,000	1,621,424
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2024	1,180,000	1,253,620
City of Country Club Hills, Cook County, IL, Refunding, BAM, 4%, 12/01/2025	1,230,000	1,305,362
Cook County, IL, General Obligation Refunding, 5%, 11/15/2020	700,000	733,138
Cook County, IL, General Obligation Refunding, 5%, 11/15/2021	600,000	642,870
Cook County, IL, General Obligation Refunding, “C”, AGM, 5%, 11/15/2025	10,000,000	10,971,900
Cook County, IL, School District No. 111, General Obligation , AGM, 4%, 12/01/2029	550,000	576,730
Illinois Educational Facilities Authority Rev. (University of Chicago), “B”, 1.65%, 7/01/2025 (Put Date 2/01/2019)	6,750,000	6,750,000
Illinois Finance Authority Rev. (DePaul University), ETM, 5%, 10/01/2020	5,000	5,263
Illinois Finance Authority Rev. (DePaul University), Unrefunded Balance, 5%, 10/01/2020	3,330,000	3,494,302
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2023	400,000	437,476
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2024	350,000	389,830
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2025	825,000	933,743
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4%, 5/15/2023	1,000,000	1,023,670
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FLR, 3.114% (70% of LIBOR - 1mo. + 1.35%), 5/01/2036 (Put Date 5/01/2021)	700,000	702,261

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2023	$3,900,000	$ 4,360,512
Illinois Finance Authority Rev. (Roosevelt University Project), 5.25%, 4/01/2019	570,000	573,221
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.75%, 8/15/2021 (Prerefunded 8/15/2019)	645,000	662,093
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), “C”, 5%, 8/15/2021	1,000,000	1,061,430
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2025	750,000	855,968
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “C”, 5%, 3/01/2026	750,000	865,628
Illinois Railsplitter Tobacco Settlement Authority Rev., 5%, 6/01/2023	2,500,000	2,771,950
Illinois Railsplitter Tobacco Settlement Authority Rev., 5.5%, 6/01/2023 (Prerefunded 6/01/2021)	1,605,000	1,740,350
Illinois Railsplitter Tobacco Settlement Authority Rev., 6%, 6/01/2028 (Prerefunded 6/01/2021)	1,135,000	1,243,585
Illinois Sports Facilities Authority, AAC, 5.5%, 6/15/2030	705,000	706,664
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	945,000	1,041,900
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, ETM, 0%, 1/01/2021	3,230,000	3,114,334
Kane, Cook & DuPage Counties, IL, School District Rev., Capital Appreciation, “B”, Unrefunded Balance, 0%, 1/01/2021	4,215,000	4,034,261
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 4%, 12/01/2020	785,000	808,840
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2028	450,000	504,860
Madison County, IL, Edwardsville Community Unit School District #007, BAM, 5%, 12/01/2029	465,000	520,470
Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, Capital Appreciation, AGM, 0%, 6/15/2026	1,360,000	1,050,314
Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NATL, 5.5%, 6/15/2029	3,110,000	3,530,348
Quad Cities, IL, Regional Economic Development Authority Rev. (Augustana College), 4%, 10/01/2020	500,000	512,915
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2019	475,000	482,629
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2020	520,000	541,232
Romeoville, IL, Rev. (Lewis University Project), 5%, 10/01/2022	500,000	538,520
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2025	1,000,000	1,156,100
Southwestern, IL, Development Authority Health Facility Rev. (Hospital Sisters Services, Inc.), “A”, 5%, 2/15/2026	3,000,000	3,510,300
State of Illinois, 5%, 6/01/2020	2,250,000	2,322,495
State of Illinois, 5%, 1/01/2022	500,000	508,745
State of Illinois, 5%, 1/01/2024	3,000,000	3,049,500
State of Illinois, 5%, 11/01/2027	8,310,000	9,013,192
State of Illinois, AGM, 5%, 2/01/2027	910,000	999,098
State of Illinois, BAM, 5%, 8/01/2021	8,870,000	9,398,031
State of Illinois, NATL, 6%, 11/01/2026	2,565,000	2,940,208
State of Illinois, “A”, 5%, 12/01/2020	1,630,000	1,696,259
State of Illinois, “A”, 4%, 1/01/2025	1,775,000	1,790,478
State of Illinois, “B”, 5%, 11/01/2019	8,815,000	8,986,716
State of Illinois, “B”, 5%, 12/01/2020	900,000	936,585
State of Illinois, “D”, 5%, 11/01/2028	3,440,000	3,715,166
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2025	380,000	426,824
Upper Illinois River Valley Development Authority Rev. (Morris Hospital), 5%, 12/01/2026	915,000	1,035,615
Will County, IL, Forest Preservation District, 5%, 12/15/2019	1,250,000	1,284,650
		$ 217,017,576
Indiana - 2.0%
Ball State University Board of Trustees (Student Fee), “R”, 5%, 7/01/2024	$1,000,000	$ 1,159,720
Evansville, IN, Redevelopment Authority Lease Rental Rev. (Arena Project), BAM, 5%, 2/01/2025	1,000,000	1,140,700
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 10/15/2021	1,000,000	1,075,870
Indiana Development Finance Authority Solid Water Disposal Rev. (Waste Management, Inc. Project), 2.95%, 10/01/2031 (Put Date 10/01/2021)	595,000	595,000
Indiana Finance Authority Rev. (Butler University), “A”, 5%, 2/01/2022	1,000,000	1,077,330
Indiana Finance Authority, Wastewater Utility Rev. (CWA Authority Project), “A”, 5%, 10/01/2019	335,000	342,108
Indiana Finance Authority, Water Utility Rev. (Citizens Energy Group Project), “B”, 2.95%, 10/01/2022	5,000,000	5,147,350
Indiana Health Facility Financing Authority Rev. (Ascension Health Subordinate Credit Group), “A-8”, 1.25%, 11/01/2027 (Put Date 5/01/2020)	1,720,000	1,701,751
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 3%, 4/01/2019	525,000	525,016
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2020	1,690,000	1,727,552
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2025	1,500,000	1,723,920
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2026	1,500,000	1,733,625
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2026	1,210,000	1,407,230

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Indiana - continued
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2027	$1,515,000	$ 1,768,596
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2027	1,000,000	1,173,500
Lake County, IN, Hammond Multi-School Building Corp., 5%, 1/15/2028	1,000,000	1,184,340
Lake County, IN, Hammond Multi-School Building Corp., 5%, 7/15/2028	1,435,000	1,693,271
State of Indiana Finance Authority, Environmental Rev. (Duke Energy Indiana, Inc.), “A-2”, 3.375%, 3/01/2019	3,000,000	3,003,810
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 5.875%, 1/01/2024	1,200,000	1,313,628
Whiting, IN, Environmental Faciliites Rev. (BP Products North America, Inc.), 5%, 11/01/2047 (Put Date 11/01/2024)	7,500,000	8,407,275
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), “A”, 5%, 3/01/2046 (Put Date 3/01/2023)	3,000,000	3,265,710
		$ 41,167,302
Iowa - 0.6%
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	$755,000	$ 800,141
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2020	1,050,000	1,098,237
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2022	1,375,000	1,496,454
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2024	1,000,000	1,120,300
Iowa Student Loan Liquidity Corp. Rev., “A”, 5%, 12/01/2025	1,425,000	1,615,637
Iowa Student Loan Liquidity Corp. Rev., “A”, 3.75%, 12/01/2033	3,470,000	3,490,959
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	425,000	431,719
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	1,150,000	1,183,419
		$ 11,236,866
Kansas - 0.3%
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2021	$1,200,000	$ 1,270,380
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2022	1,200,000	1,298,700
Coffeyville, KS, Electric Utility System Rev. “B”, NATL, 5%, 6/01/2024	1,300,000	1,457,612
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2019	1,000,000	1,018,500
		$ 5,045,192
Kentucky - 2.8%
Carroll County, KY, Environmental Facilities Rev. (Utilities Company Project), “A”, 3.375%, 2/01/2026	$10,000,000	$ 10,171,500
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2025	1,750,000	1,949,132
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2026	2,000,000	2,248,620
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2027	2,625,000	2,967,825
Kentucky Higher Education Student Loan Corp. Rev., “A”, 3%, 6/01/2029	2,375,000	2,392,385
Kentucky Property & Buildings Commission Rev. (Project Number 100), “A”, 5%, 8/01/2020	5,000,000	5,219,350
Kentucky Public Energy Authority, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	10,000,000	10,538,400
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2026	1,190,000	1,216,240
Louisville & Jefferson County, KY, Metro Government College Improvement Rev. (Bellarmine University Project), “A”, 4%, 5/01/2027	1,105,000	1,124,382
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	10,000,000	10,660,600
Trimble, KY, Pollution Control Rev. (Louisville Gas & Electric Co.), “B”, 2.55%, 11/01/2027 (Put Date 5/03/2021)	8,000,000	8,067,920
University of Kentucky, General Receipts, “A”, 4%, 10/01/2029	1,000,000	1,086,790
		$ 57,643,144
Louisiana - 1.0%
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	$1,460,000	$ 1,562,215
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,165,000	1,279,485
Louisiana Tobacco Settlement Authority Rev., “2013-A”, 5%, 5/15/2023	2,160,000	2,353,990
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 4%, 1/01/2026	4,105,000	4,429,459
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2023	1,480,000	1,644,857
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2024	350,000	396,532
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2026	735,000	846,499
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2027	945,000	1,082,979
New Orleans, LA, Sewerage Services Rev., 5%, 6/01/2029	1,890,000	2,143,487
New Orleans, LA, Water Rev., 5%, 12/01/2019	700,000	717,255
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	4,335,000	4,505,886
		$ 20,962,644

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maine - 0.4%
Maine Municipal Bond Bank, “B”, 5%, 11/01/2024	$1,000,000	$ 1,169,030
Maine Municipal Bond Bank, “B”, 5%, 11/01/2025	1,000,000	1,191,080
Portland, ME, General Airport Rev., 4%, 7/01/2020	200,000	205,384
State of Maine, “B”, 5%, 6/01/2020	5,000,000	5,217,200
		$ 7,782,694
Maryland - 1.4%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2024	$850,000	$ 951,006
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	2,000,000	2,256,200
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4%, 2/15/2028	500,000	506,420
Maryland Department of Housing & Community Development, “D”, 4%, 9/01/2036	2,625,000	2,719,631
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	2,710,000	2,702,249
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2024	1,350,000	1,482,840
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2025	1,600,000	1,771,136
Maryland Economic Development Corp., Student Housing Rev. (University of Maryland College Park), AGM, 4%, 6/01/2026	650,000	723,158
Prince George's County, MD, Public Improvement, “A”, 5%, 9/15/2024	7,000,000	8,182,720
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “C-3”, 2.5%, 11/01/2024	630,000	601,272
University System of Maryland, Auxiliary Facility & Tuition Rev., “D”, 5%, 10/01/2022	1,000,000	1,115,790
Washington Suburban Sanitary District, MD, Consolidated Public Improvement, 5%, 6/01/2021	5,500,000	5,915,855
		$ 28,928,277
Massachusetts - 3.0%
Commonwealth of Massachusetts, General Obligation, “B”, 5%, 8/01/2021	$6,185,000	$ 6,684,006
Massachusetts Development Finance Agency Rev. (Brandeis University), Capital Appreciation, “S-1”, 0%, 10/01/2027	2,000,000	2,376,920
Massachusetts Development Finance Agency Rev. (Brandeis University), Capital Appreciation, “S-1”, 0%, 10/01/2028	2,340,000	2,805,145
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2022	2,240,000	2,473,565
Massachusetts Development Finance Agency Rev. (Partners Healthcare System), “Q”, 5%, 7/01/2023	1,375,000	1,554,410
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	45,000	45,593
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	145,000	158,962
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2019	1,605,000	1,639,540
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2025	1,500,000	1,700,790
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2026	1,750,000	2,007,197
Massachusetts Development Finance Agency Rev. (Suffolk University), 5%, 7/01/2027	2,000,000	2,311,340
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2024	1,000,000	1,133,290
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	220,000	222,207
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 5%, 1/01/2021	5,500,000	5,788,255
Massachusetts Educational Financing Authority, Education Loan Rev., “I”, 5%, 1/01/2025	3,450,000	3,931,102
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.75%, 7/01/2019	1,235,000	1,248,610
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 5%, 7/01/2020	4,400,000	4,571,688
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	4,345,000	4,353,429
Massachusetts Educational Financing Authority, Education Loan Rev., “K”, 3.625%, 7/01/2032	2,850,000	2,886,024
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 8/15/2022	8,405,000	9,351,487
Scituate, MA, General Obligation Anticipation Notes, 3%, 12/13/2019	4,516,000	4,564,276
		$ 61,807,836
Michigan - 3.2%
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2023	$1,250,000	$ 1,372,512
Detroit, MI, Downtown Development Authority Subordinate Tax Rev. (General Development Area No. 1 Project), “B”, AGM, 5%, 7/01/2025	1,000,000	1,107,560
Detroit, MI, Downtown Development Authority Tax Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2029	1,000,000	1,098,610
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	540,000	566,390
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	675,000	717,457
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2026	1,000,000	1,146,530
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2019	1,000,000	1,012,860

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2020	$1,500,000	$ 1,563,435
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Second Lien Local Project), “C-7”, NATL, 5%, 7/01/2021	1,000,000	1,069,200
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Local Project), “D-1”, 5%, 7/01/2021	400,000	426,416
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Second Lien Local Project), “D-1”, AGM, 5%, 7/01/2020	1,500,000	1,563,435
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2021	3,500,000	3,745,630
Michigan Finance Authority Rev. (Unemployment Obligation Assessment), “B”, 5%, 7/01/2020	9,000,000	9,123,480
Michigan Finance Authority, Hospital Rev. (Trinity Health Credit Group), Capital Appreciation, 0%, 12/01/2044 (Put Date 2/01/2025)	10,000,000	11,520,700
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,000,000	1,048,640
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2027	2,000,000	2,307,220
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2028	3,000,000	3,469,830
Michigan Strategic Fund Ltd. Obligation Rev. (I-75 Improvement Project), 5%, 12/31/2028	3,000,000	3,483,000
Regents of the University of Michigan General Rev., “A”, 5%, 4/01/2025	5,000,000	5,922,200
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “D”, 5%, 9/01/2021	2,460,000	2,648,780
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2024	250,000	289,698
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2025	350,000	412,024
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2026	1,745,000	2,038,387
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2027	2,775,000	3,265,953
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, 5%, 12/01/2028	2,595,000	3,082,315
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “G”, 5%, 12/01/2023	400,000	455,316
		$ 64,457,578
Minnesota - 1.1%
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2025	$250,000	$ 291,898
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Senior Airport Rev., “C”, 5%, 1/01/2026	200,000	238,104
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2020	1,750,000	1,799,245
Minneapolis-St. Paul, MN, Metropolitan Airports Commission, Subordinate Airport Rev., “B”, 5%, 1/01/2021	2,000,000	2,113,680
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	3,215,000	3,283,608
Minnesota Public Facilities Authority, Revolving Fund Rev., “C”, 5%, 3/01/2019	9,215,000	9,238,498
State of Minnesota, “B”, 5%, 8/01/2021	5,000,000	5,404,700
		$ 22,369,733
Mississippi - 2.0%
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2019	$700,000	$ 706,629
City of Jackson, MS, Water & Sewer System Rev., BAM, 4%, 9/01/2020	625,000	640,844
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2024	2,065,000	2,303,549
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2025	3,590,000	4,054,797
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2026	2,485,000	2,834,142
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital at Gulfport Project), 5%, 7/01/2027	1,395,000	1,567,241
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5%, 10/01/2020	660,000	670,454
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2021	1,165,000	1,202,059
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 5.5%, 10/01/2022	585,000	603,755
Mississippi Development Bank Special Obligation (Magnolia Regional Health Center Project), “A”, 6%, 10/01/2023	700,000	733,852
Mississippi Development Bank Special Obligation (Marshall County Industrial Development Authority Mississippi Highway Construction Project), 5%, 1/01/2021	1,685,000	1,779,478
Mississippi Development Bank Special Obligation (Municipal Energy Agency Power Supply Project), “A”, AGM, 5%, 3/01/2023	1,000,000	1,106,490
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2024	750,000	863,145
Mississippi Gaming Tax Rev., “A”, 5%, 10/15/2028	1,400,000	1,684,984
Mississippi Home Corp., Multi-Family Housing Rev. (Gateway Affordable Communities Project), 2.4%, 2/01/2022 (Put Date 8/01/2021)	5,000,000	5,035,000
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	7,000,000	7,592,270
State of Mississippi, “B”, 5%, 12/01/2025	415,000	494,535
Warren County, MS, Gulf Opportunity Zone Rev. (International Paper Company Project), 2.9%, 9/01/2032 (Put Date 9/01/2023)	4,000,000	4,011,880
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2024	400,000	456,632

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Mississippi - continued
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2025	$585,000	$ 680,203
West Rankin, MS, Utility Authority Rev., AGM, 5%, 1/01/2026	525,000	607,593
		$ 39,629,532
Missouri - 1.1%
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	$435,000	$ 440,981
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2025	215,000	236,687
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 4%, 2/01/2020	535,000	541,495
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2021	565,000	588,470
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Services Projects), “A”, 5%, 2/01/2022	550,000	582,868
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2027	2,500,000	3,006,575
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2028	7,820,000	9,494,888
Missouri Health & Educational Facilities Authority Rev. (St. Louis College of Pharmacy), 5%, 5/01/2019	450,000	452,844
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	745,000	774,308
University of Missouri Curators Facilities Rev, “A”, 5%, 11/01/2019	5,000,000	5,123,200
Wentzville, MO, School District R-IV, General Obligation Refunding & Improvement Rev. (Missouri Direct Deposit Program), 4%, 3/01/2029	1,555,000	1,717,389
		$ 22,959,705
Nebraska - 0.7%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 4), 5%, 3/01/2050	$8,500,000	$ 9,292,795
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), 5%, 9/01/2020	1,710,000	1,775,852
Central Plains Energy Project, NE, Gas Project Rev. (Project No.3), 5%, 9/01/2021	2,000,000	2,123,900
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	290,000	290,789
		$ 13,483,336
Nevada - 0.3%
Clark County, NV, General Obligation Bank Refunding, “A”, 5%, 11/01/2019	$6,200,000	$ 6,352,334
New Hampshire - 0.5%
New Hampshire Business Finance Authority, Pollution Control Rev. (United Illuminating Company Project), “A”, 2.8%, 10/01/2033 (Put Date 10/02/2023)	$5,000,000	$ 5,050,100
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital), 5.25%, 6/01/2026	4,405,000	4,820,788
		$ 9,870,888
New Jersey - 6.1%
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2024	$345,000	$ 387,439
Atlantic City, NJ, Tax Appeal Refunding Rev., “A”, BAM, 5%, 3/01/2027	200,000	233,644
City of Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2022	1,325,000	1,410,555
City of Trenton, NJ, General Obligation Refunding, AGM, 4%, 7/15/2023	1,000,000	1,070,590
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2025	1,205,000	1,377,375
New Jersey Building Authority, State Building Rev. Unrefunded Balance, “A”, BAM, 5%, 6/15/2026	900,000	1,038,015
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2025	795,000	937,877
New Jersey Building Authority, State Building Rev., “A”, ETM, BAM, 5%, 6/15/2026	600,000	719,034
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2020	1,000,000	1,041,960
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., 5%, 11/01/2021	2,465,000	2,618,471
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2024	1,000,000	1,116,460
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2025	1,000,000	1,144,760
New Jersey Economic Development Authority Refunding Rev. (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), ASSD GTY, 5%, 6/01/2026	1,000,000	1,158,380
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	95,000	98,981
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	560,000	593,365
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	640,000	687,590
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2020	500,000	518,735

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2021	$300,000	$ 314,688
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 7/01/2021	425,000	451,006
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2025	1,610,000	1,806,130
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2026	2,000,000	2,261,040
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2027	1,500,000	1,694,355
New Jersey Economic Development Authority Rev., School Facilities Construction, “DDD”, 5%, 6/15/2028	3,000,000	3,365,340
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	255,000	258,534
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, 3.125%, 7/01/2029	1,115,000	1,116,427
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2027	8,495,000	9,831,179
New Jersey Economic Development Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 5%, 7/01/2028	2,425,000	2,788,847
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2023	1,615,000	1,788,193
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2024	2,150,000	2,421,438
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2026	1,420,000	1,644,459
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds, (Hospital Asset Transformation Program), 5%, 10/01/2027	2,000,000	2,263,820
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 2.75%, 12/01/2027	2,895,000	2,861,100
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	950,000	954,570
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “1B”, 2.95%, 12/01/2028	8,270,000	8,458,473
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “A”, 3.35%, 12/01/2029	10,000,000	10,233,400
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2023	1,750,000	1,932,770
New Jersey Tobacco Settlement Financing Corp., “B”, 3.2%, 6/01/2027	11,000,000	11,113,410
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	1,985,000	2,347,005
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2024	4,000,000	4,477,640
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-2”, 5%, 6/15/2020	5,000,000	5,191,100
New Jersey Transportation Trust Fund Authority, Transportation Program (SIFMA Index Multimodal Notes) “BB-2”, FLR, 2.63% (SIFMA + 1.2%), 6/15/2034 (Put Date 12/15/2021)	10,000,000	10,085,700
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 5%, 6/15/2019	230,000	232,523
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	1,890,000	1,118,483
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, AAC, 5.25%, 12/15/2023	155,000	174,705
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2020	1,910,000	2,024,791
New Jersey Transportation Trust Fund Authority, Transportation Systems, “B”, NATL, 5.5%, 12/15/2021	5,000,000	5,439,400
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2024	1,440,000	1,637,323
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2025	1,850,000	2,134,715
Newark, NJ, Housing Authority Rev. (South Ward Police Facility), AGM, 5%, 12/01/2026	1,725,000	2,012,368
North Hudson, NJ, Sewerage Authority, Gross Rev. Lease Certificates, “A”, ETM, 5%, 6/01/2019	3,580,000	3,617,769
		$ 124,205,932
New Mexico - 0.5%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$1,110,000	$ 1,176,767
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	9,315,000	9,445,503
		$ 10,622,270
New York - 5.9%
Build NYC Resource Corp., Solid Waste Disposal Rev. (Pratt Paper New York, Inc. Project), 3.75%, 1/01/2020	$410,000	$ 413,825
Hempstead, NY, Local Development Corp. Rev. (Adelphi University Project), 5%, 6/01/2022	1,140,000	1,221,590
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A”, 4%, 2/03/2020	15,000,000	15,300,600
Metropolitan Transportation Authority Rev., NY, Anticipation Note, “A-2”, 4%, 8/15/2019	15,000,000	15,182,550
Nassau County, NY, Local Economic Assistance Corp. Rev. (Catholic Health Services of Long Island Obligated Group Project), 5%, 7/01/2020	1,000,000	1,040,730
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2021	200,000	211,516
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2022	250,000	270,123
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2023	1,300,000	1,447,446
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2025	2,400,000	2,754,768
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “A”, 2.375%, 12/01/2027 (Put Date 5/01/2020)	10,000,000	10,028,500
New York Energy Research & Development Authority, Pollution Control Rev. (New York Electric & Gas Corp.), “D”, 3.5%, 10/01/2029	3,370,000	3,503,890
New York Energy Research & Development Authority, Pollution Control Rev. (Rochester Gas & Electric Corp.), “A”, 3%, 8/01/2032 (Put Date 7/01/2025)	11,125,000	11,346,387

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Environmental Facilities Corp. Rev., “C”, 5%, 5/15/2020	$3,395,000	$ 3,538,880
New York Environmental Facilities Corp. Rev., “C”, ETM, 5%, 11/15/2020	5,000	5,289
New York Environmental Facilities Corp. Rev., Unrefunded Balance, “C”, 5%, 11/15/2020	2,820,000	2,985,534
New York Thruway Authority General Rev., Junior Indebtedness Obligations, “A”, 5%, 5/01/2019	2,675,000	2,697,416
New York Thruway Authority, Second General Highway & Bridge Trust Fund, “A-1”, 5%, 4/01/2019	1,350,000	1,357,263
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2026	15,000,000	17,120,100
New York, NY, “I”, 5%, 8/01/2022	7,500,000	8,330,175
New York, NY, City Housing Development Corp., “B1”, 5%, 7/01/2019	1,250,000	1,266,638
New York, NY, City Housing Development Corp., Multi-Family Housing Rev., “K-1-A”, 3.05%, 11/01/2027	5,195,000	5,246,119
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph's Hospital Health Center), “A”, ETM, 5%, 7/01/2019	130,000	131,773
Port Authority of NY & NJ (170th Series), 5%, 12/01/2019	1,410,000	1,446,519
Suffolk County, NY, “B”, AGM, 5%, 10/15/2025	7,000,000	8,171,380
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2025	1,000,000	1,129,150
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2026	2,000,000	2,279,540
Tobacco Settlement Asset Securitization Corp., NY, “1”, 5%, 6/01/2027	1,500,000	1,718,310
		$ 120,146,011
North Carolina - 1.3%
Charlotte, NC, COP (Convention Facility Project), “A”, 5%, 12/01/2020	$4,100,000	$ 4,342,802
Durham County, NC, 5%, 4/01/2019	1,000,000	1,005,420
New Hanover County, NC, General Obligation School, 5%, 9/01/2024	2,615,000	3,056,935
New Hanover County, NC, General Obligation School, 5%, 9/01/2025	2,140,000	2,552,570
New Hanover County, NC, General Obligation School, 5%, 9/01/2026	3,085,000	3,742,167
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2022	665,000	727,051
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2023	325,000	363,191
North Carolina Capital Facilities Finance Agency Student Housing Rev. (The NCA&T University Foundation, LLC Project), “A”, ASSD GTY, 5%, 6/01/2024	700,000	796,824
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2026	1,500,000	1,751,040
North Carolina Turnpike Authority, Triangle Expressway System Turnpike Rev., AGM, 5%, 1/01/2027	4,000,000	4,726,040
Orange County, NC, Public Facilities Co., Limited Obligation, 5%, 10/01/2020	500,000	527,195
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2025	645,000	746,104
Raleigh Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2026	1,000,000	1,171,850
Wayne County, NC, Limited Obligation, 4%, 6/01/2029	1,035,000	1,144,441
		$ 26,653,630
North Dakota - 0.1%
Williston, ND, Airport Rev., 4%, 11/01/2029	$2,310,000	$ 2,393,714
Ohio - 3.9%
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	$3,610,000	$ 3,377,335
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2024	2,000,000	2,240,360
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2025	1,970,000	2,237,762
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2026	3,000,000	3,458,670
Cleveland, OH, Airport System Rev., “A”, 5%, 1/01/2029	1,250,000	1,344,400
Cleveland, OH, Airport System Rev., “A”, AGM, 5%, 1/01/2025	1,250,000	1,439,900
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 5/15/2021 (Prerefunded 11/15/2020)	375,000	395,111
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2021 (Prerefunded 11/15/2020)	385,000	405,648
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, 5%, 11/15/2022 (Prerefunded 11/15/2020)	405,000	426,720
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 5/15/2019	345,000	346,087
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 3%, 11/15/2019	300,000	302,469
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 5/15/2020	360,000	369,418
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Port of Cleveland Bond Fund), “C”, ETM, 4%, 11/15/2020	365,000	378,220
Columbus, OH, 5%, 7/01/2022	2,350,000	2,605,704

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Columbus, OH, “A”, 5%, 4/01/2027	$10,000,000	$ 12,180,400
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2026	2,000,000	2,242,400
Cuyahoga County, OH, Hospital Rev. (The Metrohealth System), 5%, 2/15/2027	2,150,000	2,423,760
Franklin County, OH, Rev. (Trinity Health Credit Group), “OH”, 1.8%, 12/01/2046 (Put Date 2/01/2019)	10,000,000	10,000,700
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028	115,000	114,565
Ohio Higher Education, “C”, 5%, 8/01/2021	8,000,000	8,645,440
Ohio Higher Educational Facility Commission Rev. (Xavier University Project), “C”, 5%, 5/01/2023	625,000	689,344
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2021	1,000,000	1,063,890
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), 5%, 12/31/2022	775,000	837,682
Ohio Water Development Authority, Solid Waste Rev. (Waste Management, Inc.), 3.25%, 11/01/2022 (Put Date 5/01/2019)	11,000,000	11,233,310
Ohio Water Development Authority, Water Pollution Control Rev., 5.25%, 6/01/2020	2,000,000	2,094,480
State of Ohio, Major New State Infrastructure Project Rev., 5%, 12/15/2023	6,625,000	7,594,635
		$ 78,448,410
Oklahoma - 0.3%
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2020	$1,500,000	$ 1,554,705
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2021	700,000	746,305
Tulsa, OK, Airport Improvement Trust Rev., “A”, BAM, 5%, 6/01/2022	600,000	655,176
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 5.5%, 10/01/2022	1,000,000	1,020,230
Tulsa, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2025	800,000	873,344
Tulsa, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), 5%, 11/15/2026	500,000	547,820
		$ 5,397,580
Oregon - 0.5%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4%, 5/01/2021	$350,000	$ 361,830
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2023	500,000	547,460
Lake Oswego, OR, 4%, 6/01/2019	1,195,000	1,204,225
Lake Oswego, OR, 4%, 6/01/2020	1,830,000	1,886,346
Lake Oswego, OR, 4%, 6/01/2021	2,330,000	2,450,531
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2024	1,500,000	1,702,380
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2025	1,000,000	1,152,920
		$ 9,305,692
Pennsylvania - 7.1%
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 5%, 4/01/2026	$2,750,000	$ 3,176,525
Allegheny County, PA, Hospital Development Authority Rev. (University of Pittsburgh Medical Center), “A1”, FLR, 2.422% (LIBOR - 3mo. + 0.72%), 2/01/2021	670,000	672,224
Allentown, PA, City School District, BAM, 5%, 2/01/2026	4,155,000	4,797,363
Allentown, PA, City School District, BAM, 5%, 2/01/2027	4,375,000	5,100,812
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2022	1,000,000	1,045,230
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2025	1,250,000	1,448,612
Bethlehem Area School District, PA, (Northampton and Lehigh Counties), “A”, 5%, 2/01/2025	4,575,000	5,337,927
Bethlehem, PA, Water Authority Rev., BAM, 5%, 11/15/2019	500,000	512,570
Cambria County, PA, ETM, BAM, 4%, 8/01/2019	900,000	910,314
Cambria County, PA, Unrefunded Balance, BAM, 4%, 8/01/2019	1,445,000	1,459,204
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2025	9,000,000	10,561,140
Commonwealth of Pennsylvania, AGM, 5%, 9/15/2026	6,035,000	7,185,573
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2027	3,000,000	3,484,560
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	585,000	610,629
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,025,000	1,090,785
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	730,000	789,612
Cumberland County, PA, Municipal Authority Rev. (Presbyterian Homes, Inc.), “C”, 4%, 12/01/2026	1,400,000	1,416,828
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2019	445,000	447,332
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2020	500,000	512,695
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2021	300,000	322,305
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2022	320,000	351,398
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2024	700,000	791,833
Lancaster County, PA, Hospital Authority Health Center Rev. (Masonic Villages Project), 5%, 11/01/2025	265,000	300,436

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2021	$1,295,000	$ 1,198,510
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2022	1,345,000	1,207,931
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2023	1,060,000	922,073
Luzerne County, PA, “A”, AGM, 5%, 12/15/2019	305,000	311,759
Luzerne County, PA, “A”, AGM, 5%, 11/15/2020	1,355,000	1,423,278
Luzerne County, PA, “A”, AGM, 5%, 11/15/2021	3,000,000	3,231,150
Luzerne County, PA, “A”, AGM, 5%, 12/15/2021	445,000	480,418
Luzerne County, PA, “A”, AGM, 5%, 12/15/2023	400,000	449,224
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	410,000	466,531
Luzerne County, PA, “A”, AGM, 5%, 12/15/2026	370,000	428,216
Luzerne County, PA, “A”, AGM, 5%, 12/15/2029	655,000	751,881
Luzerne County, PA, “B”, AGM, 5%, 5/15/2020	2,200,000	2,280,124
Luzerne County, PA, “B”, AGM, 5%, 5/15/2021	2,055,000	2,186,027
Luzerne County, PA, Industrial Development Authority, Tax Exempt Guaranteed Lease Rev., AGM, 5%, 12/15/2025	1,000,000	1,133,810
Monroe County, PA, Hospital Authority Rev. (Pocono Medical Center), “A”, 5%, 1/01/2023 (Prerefunded 1/01/2022)	1,225,000	1,332,298
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2021	2,000,000	2,092,100
Montgomery County, PA, Industrial Development Authority Health System Rev. (Albert Einstein Healthcare Network Issue), “A”, 5%, 1/15/2022	3,485,000	3,720,760
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	880,000	877,483
Pennsylvania Economic Development Financing Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 8/01/2045 (Put Date 2/01/2019)	3,200,000	3,200,000
Pennsylvania Economic Development Financing Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 1.7%, 8/01/2037 (Put Date 8/03/2020)	2,000,000	1,980,400
Pennsylvania Economic Development Financing Authority Rev., Solid Waste Refunding (Republic Services, Inc. Project), “A”, 2.4%, 4/01/2019 (Put Date 1/02/2019)	8,375,000	8,376,842
Pennsylvania Economic Development Financing Authority, Exempt Facilities Rev. (Amtrak Project), “A”, 5%, 11/01/2019	1,325,000	1,353,183
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2022	1,000,000	1,098,940
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2023	475,000	535,810
Pennsylvania Higher Educational Facilities Authority Rev. (Trustees of the University of Pennsylvania), “A”, 5%, 2/15/2024	750,000	865,710
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.35%, 10/01/2021	2,755,000	2,758,416
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.45%, 4/01/2022	3,100,000	3,106,417
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.55%, 10/01/2022	3,190,000	3,197,592
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 2.8%, 4/01/2024	1,110,000	1,114,185
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033	5,725,000	6,168,630
Philadelphia, PA, Authority for Industrial Development City Agreement Rev. (Cultural and Commercial Corridors Program), “A”, 5%, 12/01/2024	5,675,000	6,485,730
Philadelphia, PA, School District, “A”, 5%, 9/01/2025	1,000,000	1,147,430
Philadelphia, PA, School District, “A”, 5%, 9/01/2026	635,000	735,381
Philadelphia, PA, School District, “A”, 5%, 9/01/2027	1,850,000	2,159,856
Philadelphia, PA, School District, “F”, 5%, 9/01/2026	5,000,000	5,790,400
Philadelphia, PA, Water & Wastewater Rev., “A”, 5%, 7/01/2022	1,510,000	1,665,862
Scranton, PA, School District Rev., FLR, 2.564% (68% of LIBOR - 1mo. + 0.85%), 4/01/2031 (Put Date 4/01/2021)	5,675,000	5,682,775
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2024	1,250,000	1,397,112
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2025	1,000,000	1,133,290
West Mifflin, PA, Area School District, AGM, 5%, 4/01/2027	1,000,000	1,148,430
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2020	855,000	880,299
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2022	930,000	985,168
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2025	1,605,000	1,744,972
York County, PA, School of Technology Authority Lease Rev., “A”, BAM, 5%, 2/15/2025	850,000	984,241
York County, PA, School of Technology Authority Lease Rev., “A”, BAM, 5%, 2/15/2026	1,000,000	1,141,130
		$ 143,657,681
Puerto Rico - 5.3%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$1,135,000	$ 1,170,242
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “AA-1”, AGM, 4.95%, 7/01/2026	1,830,000	1,866,856
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AGM, 5.25%, 7/01/2022	4,070,000	4,314,281
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2020	3,880,000	4,011,028

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “E”, AGM, 5.5%, 7/01/2023	$500,000	$ 540,065
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2024	740,000	784,903
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AGM, 5.5%, 7/01/2025	1,740,000	1,915,027
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “Y”, AGM, 6.25%, 7/01/2021	3,860,000	4,027,678
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2019	570,000	560,840
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., Capital Appreciation, “N”, AAC, 0%, 7/01/2020	610,000	572,625
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	8,220,000	8,441,447
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	8,765,000	9,120,947
Commonwealth of Puerto Rico, Public Improvement, “A”, AAC, 5.5%, 7/01/2019	1,365,000	1,377,449
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 3.522%, 7/01/2019	7,145,000	7,172,508
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 3.542%, 7/01/2020	4,000,000	4,007,240
Commonwealth of Puerto Rico, Public Improvement, “A”, ASSD GTY, 5.5%, 7/01/2029	1,905,000	2,129,523
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	2,000,000	2,069,940
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	335,000	335,010
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 5%, 7/01/2023	1,365,000	1,400,053
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	3,930,000	3,929,843
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	40,000	40,805
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2021	5,115,000	5,293,513
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	1,095,000	1,144,910
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2023	435,000	458,542
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	110,000	110,444
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2025	115,000	115,390
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2022	300,000	301,962
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2023	370,000	371,635
Puerto Rico Electric Power Authority Rev., “RR”, NATL, 5%, 7/01/2024	1,845,000	1,852,454
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	1,625,000	1,633,434
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2020	345,000	347,946
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2023	860,000	863,801
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2024	530,000	532,141
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	25,000	25,068
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	260,000	265,944
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2023	1,075,000	1,111,668
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2024	1,310,000	1,355,261
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	6,490,000	6,533,029
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	195,000	207,849
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2026	460,000	491,952
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	110,000	108,849
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2021	15,000	14,970
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	380,000	382,580
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 12/01/2021	235,000	234,528
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	295,000	295,195
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2026	90,000	88,425
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	390,000	381,225
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2023	3,980,000	4,254,899
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2024	4,900,000	5,285,630
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2025	615,000	668,419
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2026	3,270,000	3,574,862
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AAC, 5.5%, 7/01/2027	5,535,000	6,072,670
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	135,000	139,309
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	390,000	403,638
Puerto Rico Public Buildings Authority Rev., “M-2”, AAC, 10%, 7/01/2035	3,210,000	3,387,962

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	$245,000	$ 245,831
		$ 108,344,245
Rhode Island - 1.2%
Providence, RI, “A”, 4%, 7/15/2019	$400,000	$ 403,252
Providence, RI, “A”, 5%, 1/15/2020	1,625,000	1,668,485
Providence, RI, “A”, 5%, 1/15/2021	1,000,000	1,053,070
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2019	2,000,000	2,018,440
Rhode Island Health & Educational Building Corp. Rev., “A”, (Providence Public Building Authority), 5%, 5/15/2021	2,240,000	2,387,974
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5%, 5/15/2026	5,000,000	5,748,150
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 2.5%, 12/01/2019	4,590,000	4,597,023
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2020	2,000,000	2,092,600
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2021	880,000	939,620
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 5%, 12/01/2022	550,000	597,327
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.8%, 12/01/2031	1,455,000	1,486,763
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	1,760,000	1,775,928
		$ 24,768,632
South Carolina - 0.8%
Charleston County, SC, Transportation Sales Tax, 5%, 11/01/2022	$3,095,000	$ 3,464,852
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,545,000	4,739,026
Richland County, SC, School District No. 1, 4%, 3/01/2019	1,270,000	1,272,337
Scago, SC, Educational Facilities Installment Purchase Rev. (School District of Pickens County Project), 5%, 12/01/2023	1,300,000	1,477,216
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2024	1,000,000	1,137,610
Sumter, SC, Two School Facilities, Inc. (Sumter School District), BAM, 5%, 12/01/2025	1,500,000	1,732,890
Williamsburg County, SC, General Obligation Rev. (Capital Projects Sales & Use Tax), “B”, BAM, 5%, 3/01/2026	1,680,000	1,984,198
		$ 15,808,129
Tennessee - 2.0%
Clarksville, TN, Sub Lien Water, Sewer & Gas Rev., 5%, 2/01/2019	$920,000	$ 920,000
Clarksville, TN, Water, Sewer & Gas Rev., 5%, 2/01/2021	720,000	766,181
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2023	850,000	927,426
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2024	750,000	830,993
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2025	1,350,000	1,513,633
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2027	265,000	298,597
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2028	500,000	553,930
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 9/01/2028	490,000	545,419
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2029	1,450,000	1,597,726
Lewisburg, TN, Development Board, Solid Waste Disposal Rev. (Waste Management, Inc.), 2.15%, 7/02/2035	11,000,000	11,000,000
Metropolitan Government of Nashville & Davidson County, TN, 5%, 7/01/2023	4,000,000	4,541,880
Metropolitan Government of Nashville & Davidson County, TN, Electric System Rev., “B”, 5%, 5/15/2021	7,500,000	8,052,900
Tennessee Energy Acquisition Corp., Gas Rev., 4%, 11/01/2049 (Put Date 11/01/2025)	8,500,000	8,977,785
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	1,000,000	1,016,270
		$ 41,542,740
Texas - 3.6%
Arlington, TX, Independent School District Rev., “A”, Texas PSF, 5%, 2/15/2019	$1,275,000	$ 1,276,339
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2025	2,790,000	3,141,456
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2024	1,200,000	1,321,416
Brownsville, TX, Independent School District, “A”, Texas PSF, 5%, 2/15/2021	6,595,000	7,026,181
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 4%, 8/15/2023	900,000	978,408
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2024	600,000	692,436
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2026	1,475,000	1,754,527
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2027	1,150,000	1,383,335
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), Texas PSF, 5%, 8/15/2028	900,000	1,094,859
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	2,085,000	2,055,080
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 4%, 9/01/2020	650,000	664,144
Decatur, TX, Hospital Authority Rev. (Wise Regional Health System), “A”, 5%, 9/01/2023	525,000	575,684
El Paso, TX, General Obligation, 4%, 8/15/2029	1,440,000	1,569,859

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Fort Worth, TX, Water & Sewer Rev., Refunding & Improvement, 5%, 2/15/2020	$2,940,000	$ 3,039,901
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2020	575,000	603,250
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2021	1,000,000	1,074,250
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2020	1,000,000	1,045,140
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	475,000	486,595
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,010,000	1,086,911
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	705,000	726,326
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2024	4,000,000	4,554,920
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2025	1,000,000	1,156,130
Houston, TX, Airport System Rev., Subordinate Lien, “C”, 5%, 7/01/2026	3,000,000	3,513,120
Houston, TX, Higher Education Finance Corp. Refunding Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2020	880,000	899,765
Houston, TX, Higher Education Finance Corp. Rev. (Kipp, Inc.), “A”, Texas PSF, 4%, 2/15/2019	840,000	840,580
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2024	250,000	284,695
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2025	500,000	577,625
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2028	350,000	400,918
Lone Star College System, TX, 5%, 2/15/2027	3,750,000	4,446,562
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2026	3,125,000	3,266,125
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (MRC Senior Living - The Langford Project), “B-1”, 3.25%, 11/15/2022	50,000	49,038
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2019	300,000	300,978
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, AGM, 4%, 4/01/2021	400,000	413,888
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5%, 6/01/2024	1,915,000	2,215,310
Regents of the University of North Texas Rev. Financing System, “A”, 5%, 4/15/2026	1,000,000	1,194,220
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Scott & White Healthcare Project), “A”, 5%, 8/15/2022	1,160,000	1,280,976
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Foundation, Inc.), ETM, 5.75%, 11/15/2019	220,000	226,873
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc. Querencia Project), 5%, 11/15/2025	1,675,000	1,785,818
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2019	1,260,000	1,281,004
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2020	785,000	811,297
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2021	1,390,000	1,454,107
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2022	1,460,000	1,542,140
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Buckner Senior Living - Ventana Project), “B-3”, 3.875%, 11/15/2022	80,000	79,041
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7%, 1/01/2032 (Prerefunded 1/01/2021)	1,715,000	1,879,143
Travis County, TX, Health Facilities Development Corp. First Mortgage Refunding Rev. (Longhorn Village Project), “A”, 7.125%, 1/01/2046 (Prerefunded 1/01/2021)	2,215,000	2,432,159
Waco, TX, 5%, 2/01/2027	3,220,000	3,880,068
		$ 72,362,597
U.S. Virgin Islands - 0.8%
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2023	$1,500,000	$ 1,621,995
Virgin Islands Public Finance Authority Rev. (Federal Highway Grant Anticipation Loan Note), 5%, 9/01/2024	1,500,000	1,637,625
Virgin Islands Public Finance Authority Rev., “B”, AGM, 5%, 10/01/2019	5,000,000	5,092,850
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, AGM, 5%, 10/01/2025	3,595,000	3,767,560
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “B”, AGM, 5%, 10/01/2025	3,625,000	3,700,726
		$ 15,820,756

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Utah - 0.5%
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2025	$1,990,000	$ 2,301,992
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2026	1,200,000	1,407,024
Salt Lake City, UT, Airport Rev. (Salt Lake City International Airport), “A”, 5%, 7/01/2028	5,000,000	5,981,850
		$ 9,690,866
Vermont - 0.5%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$2,050,000	$ 2,163,037
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2019	100,000	101,236
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2023	1,000,000	1,091,470
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2023	525,000	573,022
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2024	850,000	938,494
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2024	1,010,000	1,115,151
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2025	875,000	976,736
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2026	2,100,000	2,359,350
State of Vermont, Student Assistance Corp. Education Loan Rev., “A”, 5%, 6/15/2027	775,000	863,691
		$ 10,182,187
Virginia - 1.1%
Commonwealth of Virginia, Transportation Board Rev., Capital Projects, 5%, 5/15/2020	$2,175,000	$ 2,266,328
Portsmouth, VA, Refunding and Public Improvement, “A”, 5%, 2/01/2021	1,375,000	1,465,447
Virginia Public Building Authority, Public Facilities Rev., “A”, 5%, 8/01/2023	4,000,000	4,557,360
Virginia Public Building Authority, Public Facilities Rev., Matching Fund Loan Note, “B”, 5%, 8/01/2024	10,000,000	11,643,400
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2020	1,150,000	1,210,605
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2021	1,000,000	1,076,730
Virginia Small Business Financing Authority Rev. (Hampton University), 5%, 10/01/2022	750,000	825,908
Washington County, VA, Hospital Facilities Industrial Development Authority Rev. (Mountain States Health Alliance), “C”, ETM, 7.25%, 7/01/2019	215,000	219,803
		$ 23,265,581
Washington - 1.6%
Energy Northwest, WA, Columbia Generating Station Electric Rev., “A”, 5%, 7/01/2023	$4,295,000	$ 4,876,844
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2019	2,025,000	2,051,872
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2020	2,230,000	2,327,161
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2021	2,455,000	2,629,084
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2022	2,000,000	2,190,460
Energy Northwest, WA, Wind Project Rev., 5%, 7/01/2023	1,500,000	1,679,520
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 3.5%, 12/15/2023	2,080,000	2,096,515
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation, 4%, 12/15/2028	4,015,000	4,072,294
Pierce County, WA, “A”, 5%, 7/01/2022	3,290,000	3,637,621
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2019	700,000	706,762
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2020	1,175,000	1,220,202
Port of Seattle, WA, Special Facilities Rev. (Seatac Fuel Facilities LLC), 5%, 6/01/2022	1,740,000	1,902,951
Washington Health Care Facilities Authority Rev. (Providence Health & Services), “B”, 5%, 10/01/2042 (Put Date 10/01/2021)	1,000,000	1,079,700
Washington Housing Finance Commission Nonprofit Housing Rev. (Emerald Heights Project), 5%, 7/01/2020	1,175,000	1,225,196
		$ 31,696,182
West Virginia - 1.1%
Harrison County, WV, Solid Waste Disposal Rev. (Monongahela Power Co. Project), “A”, 3%, 10/15/2037 (Put Date 10/15/2021)	$10,000,000	$ 9,945,900
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2022	1,275,000	1,376,758
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 4/01/2022)	11,500,000	11,434,565
		$ 22,757,223

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - 1.3%
Wisconsin Health & Educational Facilities Authority Rev. (Ascension Health Alliance Senior Credit Group), “B”, 5%, 11/15/2043 (Put Date 6/01/2021)	$5,000,000	$ 5,322,500
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “A”, 5%, 7/15/2022 (Prerefunded 7/15/2021)	6,000,000	6,468,060
Wisconsin Health & Educational Facilities Authority Rev. (Unity Point Health Facilities), “A”, 5%, 12/01/2020	800,000	845,144
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027	2,780,000	2,998,091
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “B-2”, 3.5%, 11/15/2023	295,000	295,053
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “B-3”, 3%, 11/15/2022	405,000	405,032
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), 2%, 7/01/2029 (Put Date 6/01/2021)	3,470,000	3,425,584
Wisconsin Public Finance Authority Solid Waste Disposal Refunding Rev. (Waste Management, Inc. Project), “A-2”, 2.15%, 10/01/2025 (Put Date 5/01/2019)	4,800,000	4,800,000
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	2,490,000	2,619,306
		$ 27,178,770
Total Municipal Bonds		$ 1,964,352,823
Other Municipal Bonds – 0.9%
Multi-Family Housing Revenue – 0.9%
Freddie Mac, 1.68%, 6/15/2035	17,975,000	$ 17,974,101
Investment Companies (h) - 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 2.47% (v)	60,686,416	$ 60,680,347

Other Assets, Less Liabilities - (0.6)%		(12,049,003)
Net Assets - 100.0%		$ 2,030,958,268
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $60,680,347 and $1,982,326,924, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
SIFMA	Securities Industry & Financial Markets Assn.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,982,326,924	$—	$1,982,326,924
Mutual Funds	60,680,347	—	—	60,680,347
Total	$60,680,347	$1,982,326,924	$—	$2,043,007,271
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	52,943,186	507,028,955	(499,285,725)	60,686,416
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(2,195)	$(1,960)	$—	$718,971	$60,680,347

Quarterly Report
January 31, 2019
MFS®  Total Return Bond Fund

Portfolio of Investments
1/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 99.2%
Aerospace – 0.2%
TransDigm, Inc., 6.5%, 7/15/2024	$10,772,000	$ 10,623,885
Asset-Backed & Securitized – 14.5%
A Voce CLO Ltd., 2014-1A, “A2R”, FLR, 4.337% (LIBOR - 3mo. + 1.55%), 7/15/2026 (n)	$7,250,421	$ 7,203,221
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 4.087% (LIBOR - 3mo. + 1.3%), 1/15/2028 (z)	16,000,000	15,690,880
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 4.361% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	14,107,464	13,926,846
ALM V Ltd., 2012-5A, “A2R3”, FLR, 4.03% (LIBOR - 3mo. + 1.25%), 10/18/2027 (z)	8,340,000	8,313,646
ALM V Ltd., 2012-5A, “BR3”, FLR, 4.43% (LIBOR - 3mo. + 1.7%), 10/18/2027 (z)	3,070,000	2,990,978
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.659% (LIBOR - 1mo. + 1.15%), 6/15/2028 (z)	18,855,000	18,680,092
Atrium XII Corp., 2012-A, “B1R”, FLR, 4.111% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	15,670,000	15,473,185
Babson CLO Ltd., 2013-IIA, “BR”, FLR, 4.011% (LIBOR - 3mo.+ 1.25%), 1/20/2028 (n)	23,804,982	23,326,856
Bancorp Commercial Mortgage Trust 2018-CRE4, “B”, FLR, 3.759% (LIBOR - 1mo. + 1.25%), 9/15/2035 (z)	5,220,000	5,194,474
Bancorp Commercial Mortgage Trust 2018-CRE4, “D”, FLR, 4.609% (LIBOR - 1mo. + 2.1%), 9/15/2035 (z)	3,770,000	3,770,535
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 3.359% (LIBOR - 1mo. + 0.85%), 1/15/2033 (z)	12,221,569	12,075,302
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.759% (LIBOR - 1mo. + 1.25%), 1/15/2033 (z)	8,360,841	8,309,862
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.209% (LIBOR - 1mo. + 2.7%), 1/15/2033 (z)	3,967,693	3,940,553
Bancorp Commercial Mortgage Trust, 2018-CRE4, “AS”, FLR, 3.608% (LIBOR - 1mo. + 1.1%), 9/15/2035 (n)	5,805,000	5,787,912
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	3,473,062	347
Bayview Commercial Asset Trust, FLR, 2.82% (LIBOR - 1mo. + 0.31%), 8/25/2035 (z)	198,021	187,695
Bayview Financial Acquisition Trust, 5.638%, 11/28/2036	280,022	283,457
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.102% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	1,501,679	1,393,396
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033 (z)	19,623,459	19,724,045
Chesapeake Funding II LLC, 2016-1A, “A1”, 2.11%, 3/15/2028 (n)	2,712,000	2,705,738
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029 (z)	11,019,240	10,865,136
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	13,353,118	13,357,465
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	4,461,971	4,553,330
Citigroup Commercial Mortgage Trust, 2015-GC27, “A5”, 3.137%, 2/10/2048	11,154,926	11,084,224
Commercial Mortgage Asset Trust, 1.238%, 1/17/2032 (i)(z)	24,487	6
Commercial Mortgage Pass-Through Certificates, “A4”, 3.183%, 2/10/2048	9,743,000	9,688,697
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	9,577,577	9,588,970
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	9,963,398	10,178,123
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	4,781,393	4,925,110
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	26,790,000	26,660,856
Countrywide Asset-Backed Certificates, 5.43%, 2/25/2033	93,755	86,079
Credit-Based Asset Servicing & Securitization LLC, 3.58%, 1/25/2037 (q)	1,385,934	626,446
Credit-Based Asset Servicing & Securitization LLC, 3.808%, 3/25/2037 (q)	1,511,646	849,604
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	3,687,246	3,722,450
Cutwater Ltd., 2014-1A, “BR”, FLR, 5.187% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	5,280,000	5,216,988
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.587% (LIBOR - 3mo. + 1.8%), 1/15/2029 (z)	27,695,000	27,600,948
Drive Auto Receivables Trust, 2017-1, “C”, 2.84%, 4/15/2022	7,678,000	7,671,715
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.657% (LIBOR - 1mo. + 1.15%), 6/15/2035 (z)	5,150,000	5,086,897
Falcon Franchise Loan LLC, 8.19%, 1/05/2023 (i)(z)	6,523	253
Flatiron CLO Ltd., 2013-1A, “A1R”, FLR, 3.933% (LIBOR - 3mo. + 1.16%), 1/17/2026 (n)	5,073,776	5,079,535
Flatiron CLO Ltd., 2015-1A, “BR”, FLR, 4.187% (LIBOR - 3mo. + 1.4%), 4/15/2027 (n)	18,297,137	18,007,146
Flatiron CLO Ltd., 2015-1A, “CR”, FLR, 4.687% (LIBOR - 3mo. + 1.9%), 4/15/2027 (n)	4,000,000	3,946,906
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/2025 (n)	5,379,000	5,367,714
Ford Credit Auto Owner Trust, 2014-2, “A”, 2.31%, 4/15/2026 (n)	13,841,000	13,780,226
Fort Cre LLC, 2018-1A, “A1”, FLR, 3.869% (LIBOR - 1mo. + 1.2%), 10/21/2023 (n)	16,088,000	15,950,995
GMF Floorplan Owner Revolving Trust, 2017-1, “A2”, FLR, 3.079% (LIBOR - 1mo. + 0.57%), 1/18/2022 (n)	28,421,000	28,506,385
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022 (z)	8,001,000	7,927,001
Granite Point Mortgage Trust Inc., FLR, 3.403% (LIBOR - 1mo. + 0.9%), 11/21/2035 (n)	11,360,000	11,297,940
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	11,461,699	11,530,629
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.48% (LIBOR - 3mo. + 1.7%), 7/18/2031 (z)	15,920,000	15,651,732
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.958% (LIBOR - 1mo. + 1.45%), 8/15/2028 (z)	1,933,000	1,916,025
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 4.158% (LIBOR - 1mo. + 1.65%), 8/15/2028 (z)	3,975,500	3,932,308
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.858% (LIBOR - 1mo. + 2.35%), 8/15/2028 (z)	1,312,500	1,283,040
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
IMPAC CMB Trust, FLR, 3.25% (LIBOR - 1mo. + 0.74%), 11/25/2034	$56,087	$ 55,677
IMPAC CMB Trust, FLR, 3.43% (LIBOR - 1mo. + 0.92%), 11/25/2034	28,044	27,094
IMPAC Secured Assets Corp., FLR, 2.86% (LIBOR - 1mo. + 0.35%), 5/25/2036	258,034	253,377
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048	13,025,174	13,181,682
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	23,872,958	23,754,023
JPMBB Commercial Mortgage Securities Trust, 2017-C7, 3.409%, 10/15/2050	11,500,000	11,432,413
JPMorgan Chase Commercial Mortgage Securities Corp., 5.782%, 7/15/2042 (n)(q)	1,002,586	683,842
JPMorgan Chase Commercial Mortgage Securities Corp., 3.454%, 9/15/2050	12,800,212	12,761,913
KREF 2018-FL1 Ltd., “C”, FLR, 4.509% (LIBOR - 1mo. + 2%), 6/15/2036 (n)	13,421,000	13,186,133
Lehman Brothers Commercial Conduit Mortgage Trust, 2.127%, 10/15/2035 (i)	52,003	1
LoanCore Ltd., 2018-CRE1, “AS”, FLR, 4.009% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	21,675,000	21,491,400
LoanCore Ltd., 2018-CRE1, “C”, FLR, 5.01% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	5,705,000	5,617,731
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.679% (LIBOR - 3mo. + 0.9%), 4/15/2028 (n)	19,665,011	19,544,445
Merrill Lynch Mortgage Investors, Inc., 4.217%, 2/25/2037 (q)	1,994,362	389,914
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C21, “A4”, 3.338%, 3/15/2048	8,114,737	8,106,330
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050	26,134,745	26,152,399
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023 (z)	7,285,000	7,285,243
Oaktree CLO Ltd., 2014-2A, “BR”, FLR, 5.311% (LIBOR - 3mo. + 2.55%), 10/20/2026 (n)	2,795,000	2,791,425
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 4.137% (LIBOR - 3mo. + 1.35%), 7/15/2027 (z)	13,240,000	13,045,663
Ownit Mortgage Loan Asset-Backed Certificates, 3.415%, 10/25/2035 (q)	621,123	375,558
Parallel Ltd., 2015-1A, “C1R”, FLR, 4.511% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,700,000	3,628,760
Parallel Ltd., 2015-1A, “C2R”, FLR, 4.511% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	3,990,000	3,913,177
Preferred Term Securities XIX Ltd., CDO, FLR, 3.138% (LIBOR - 3mo. + 0.35%), 12/22/2035 (z)	5,024,474	4,735,567
Race Point CLO Ltd., 2013-8A, “AR”, FLR, 3.985% (LIBOR - 3mo. + 1.34%), 2/20/2030 (n)	11,190,527	11,185,238
Shelter Growth CRE, 2018-FL1, “B”, FLR, 4.009% (LIBOR - 1mo. + 1.5%), 1/15/2035 (z)	8,468,550	8,419,012
Thornburg Mortgage Securities Trust, FLR, 3.19% (LIBOR - 1mo. + 0.68%), 4/25/2043	5,774	5,760
TICP CLO Ltd., 2018-IA, “A2”, FLR, 4.265% (LIBOR - 3mo. + 1.5%), 4/26/2028 (z)	16,262,022	16,076,042
UBS Commercial Mortgage Trust 2017-C7, “A4”, 3.679%, 12/15/2050	25,000,000	25,154,495
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	15,451,790	15,613,255
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	25,027,917	25,167,247
West CLO Ltd., 2014-1A, “A2R”, FLR, 4.13% (LIBOR - 3mo. + 1.35%), 7/18/2026 (n)	16,679,192	16,486,697
West CLO Ltd., 2014-1A, “CR”, FLR, 5.78% (LIBOR - 3mo. + 3%), 7/18/2026 (n)	3,420,000	3,354,652
		$ 778,796,064
Automotive – 0.6%
General Motors Co., 4.875%, 10/02/2023	$5,739,000	$ 5,820,040
General Motors Co., 5.2%, 4/01/2045	4,792,000	4,168,594
General Motors Financial Co., Inc., 3.45%, 4/10/2022	8,435,000	8,247,212
General Motors Financial Co., Inc., 4.35%, 4/09/2025	7,992,000	7,729,737
General Motors Financial Co., Inc., 4%, 10/06/2026	6,951,000	6,403,824
		$ 32,369,407
Broadcasting – 0.9%
Fox Corp., 4.709%, 1/25/2029 (z)	$22,801,000	$ 23,786,291
Netflix, Inc., 4.875%, 4/15/2028	20,000,000	19,025,000
Time Warner, Inc., 3.8%, 2/15/2027	5,558,000	5,421,534
		$ 48,232,825
Brokerage & Asset Managers – 2.1%
Charles Schwab Corp., 3.2%, 3/02/2027	$17,641,000	$ 17,227,965
Charles Schwab Corp., 3.2%, 1/25/2028	10,052,000	9,785,390
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,919,000	3,813,429
E*TRADE Financial Corp., 3.8%, 8/24/2027	19,238,000	18,141,667
E*TRADE Financial Corp., 4.5%, 6/20/2028	8,585,000	8,496,079
Intercontinental Exchange, Inc., 3.1%, 9/15/2027	15,960,000	15,392,941
Intercontinental Exchange, Inc., 3.75%, 9/21/2028	8,614,000	8,671,774
Raymond James Financial, Inc., 4.95%, 7/15/2046	14,019,000	13,905,224
TD Ameritrade Holding Corp., 5.6%, 12/01/2019	5,050,000	5,165,924
TD Ameritrade Holding Corp., 2.95%, 4/01/2022	4,376,000	4,380,465
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	$5,845,000	$ 5,711,878
		$ 110,692,736
Building – 1.3%
CRH America Finance, Inc., 3.95%, 4/04/2028 (z)	$18,023,000	$ 17,252,026
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	12,268,000	12,419,282
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	2,718,000	2,505,572
Martin Marietta Materials, Inc., 4.25%, 12/15/2047	8,147,000	6,652,844
Masco Corp., 4.375%, 4/01/2026	11,111,000	11,108,890
Standard Industries, Inc., 5.375%, 11/15/2024 (n)	5,145,000	5,106,413
Standard Industries, Inc., 6%, 10/15/2025 (n)	5,145,000	5,170,725
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	12,000,000	10,863,600
		$ 71,079,352
Business Services – 0.4%
Equinix, Inc., 5.375%, 5/15/2027	$3,584,000	$ 3,592,960
Fidelity National Information Services, Inc., 3%, 8/15/2026	14,166,000	13,177,068
Fidelity National Information Services, Inc., 4.75%, 5/15/2048	3,630,000	3,446,420
		$ 20,216,448
Cable TV – 1.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	$5,556,000	$ 5,667,120
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	10,635,000	10,933,250
Cox Communications, Inc., 3.15%, 8/15/2024 (n)	14,525,000	14,096,903
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	11,390,000	11,290,338
Time Warner Cable, Inc., 4.5%, 9/15/2042	10,161,000	8,470,145
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	4,688,000	5,881,456
Videotron Ltd., 5%, 7/15/2022	9,853,000	10,130,855
Videotron Ltd., 5.125%, 4/15/2027 (n)	8,000,000	8,020,000
		$ 74,490,067
Chemicals – 0.2%
Sasol Financing USA LLC, 6.5%, 9/27/2028	$10,042,000	$ 10,601,236
Computer Software – 0.8%
Microsoft Corp., 2%, 8/08/2023	$14,694,000	$ 14,273,570
Microsoft Corp., 3.125%, 11/03/2025	14,939,000	15,125,751
Microsoft Corp., 4.1%, 2/06/2037	10,394,000	10,952,366
		$ 40,351,687
Computer Software - Systems – 0.8%
Apple, Inc., 3.35%, 2/09/2027	$20,686,000	$ 20,753,763
Apple, Inc., 2.9%, 9/12/2027	14,444,000	13,950,587
Apple, Inc., 4.375%, 5/13/2045	6,657,000	7,003,448
		$ 41,707,798
Conglomerates – 1.0%
Johnson Controls International PLC, 5.7%, 3/01/2041	$3,439,000	$ 3,449,205
United Technologies Corp., 4.45%, 11/16/2038	8,248,000	8,286,858
United Technologies Corp., 4.05%, 5/04/2047	13,687,000	12,776,944
Wabtec Corp., 4.7%, 9/15/2028	20,520,000	19,528,658
Westinghouse Air Brake Technologies Corp., 4.15%, 3/15/2024	8,019,000	7,798,766
		$ 51,840,431
Consumer Products – 0.9%
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	$12,239,000	$ 12,253,904
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	38,107,000	36,825,018
		$ 49,078,922
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.7%
Priceline Group, Inc., 2.75%, 3/15/2023	$3,459,000	$ 3,372,666
Priceline Group, Inc., 3.65%, 3/15/2025	22,057,000	21,886,693
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	5,237,000	3,519,393
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	15,190,000	8,470,188
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	5,237,000	2,688,695
		$ 39,937,635
Containers – 0.4%
Berry Global Group, Inc., 5.125%, 7/15/2023	$10,515,000	$ 10,544,757
Sealed Air Corp., 5.125%, 12/01/2024 (n)	9,876,000	9,977,723
		$ 20,522,480
Electronics – 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$24,625,000	$ 22,626,521
Emerging Market Quasi-Sovereign – 0.5%
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)	$29,692,000	$ 29,104,033
Energy - Independent – 0.2%
Diamondback Energy, Inc., 4.75%, 11/01/2024 (n)	$13,503,000	$ 13,469,243
Energy - Integrated – 0.5%
Eni S.p.A., 4%, 9/12/2023 (n)	$14,045,000	$ 14,166,544
Shell International Finance B.V., 4%, 5/10/2046	7,702,000	7,763,228
Shell International Finance B.V., 3.75%, 9/12/2046	5,018,000	4,843,390
		$ 26,773,162
Entertainment – 0.2%
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)	$12,910,000	$ 12,780,900
Financial Institutions – 0.1%
GE Capital International Funding Co., 4.418%, 11/15/2035	$4,184,000	$ 3,734,582
GMAC Mortgage Corp. Loan Trust, 5.805%, 10/25/2036	390,920	408,887
Residential Funding Mortgage Securities, Inc., 5.32%, 12/25/2035	1,552,376	1,504,123
		$ 5,647,592
Food & Beverages – 1.7%
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046 (z)	$17,605,000	$ 16,789,281
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	7,307,000	7,276,992
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022	7,736,000	7,878,225
Anheuser-Busch InBev Worldwide, Inc., 3.7%, 2/01/2024	5,084,000	5,119,562
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	15,957,000	16,671,909
Conagra Brands, Inc., 4.6%, 11/01/2025	15,116,000	15,307,619
General Mills, Inc., 4%, 4/17/2025	8,996,000	9,081,396
Kraft Heinz Foods Co., 4.375%, 6/01/2046	9,786,000	8,430,848
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	5,184,000	5,223,764
		$ 91,779,596
Forest & Paper Products – 0.1%
Packaging Corp. of America, 3.65%, 9/15/2024	$4,483,000	$ 4,431,792
Gaming & Lodging – 0.4%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$6,977,000	$ 7,194,961
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	5,799,000	5,926,752
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	6,000,000	6,127,980
		$ 19,249,693
4

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Health Maintenance Organizations – 0.4%
Cigna Corp., 3.75%, 7/15/2023 (z)	$23,175,000	$ 23,485,152
Insurance – 0.9%
American International Group, Inc., 3.75%, 7/10/2025	$17,703,000	$ 17,431,455
American International Group, Inc., 3.9%, 4/01/2026	7,925,000	7,848,102
American International Group, Inc., 4.7%, 7/10/2035	5,448,000	5,383,240
American International Group, Inc., 4.5%, 7/16/2044	4,835,000	4,557,239
Lincoln National Corp., 3.8%, 3/01/2028	3,822,000	3,757,522
Principal Financial Group, Inc., 3.4%, 5/15/2025	10,529,000	10,358,713
		$ 49,336,271
Insurance - Health – 0.5%
Centene Corp., 5.375%, 6/01/2026 (n)	$9,885,000	$ 10,206,262
UnitedHealth Group, Inc., 2.375%, 10/15/2022	18,854,000	18,451,177
		$ 28,657,439
Insurance - Property & Casualty – 1.2%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$13,217,000	$ 12,873,481
Ambac Assurance Corp., 5.1%, 6/07/2020 (z)	13,854	18,599
Ambac LSNI, LLC, FLR, 7.803% (LIBOR - 3mo. + 5%), 2/12/2023 (z)	59,983	60,433
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	9,886,000	9,717,117
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	11,271,000	11,088,742
Marsh & McLennan Cos., Inc., 4.375%, 3/15/2029	5,253,000	5,433,341
Marsh & McLennan Cos., Inc., 4.2%, 3/01/2048	22,209,000	20,988,710
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	2,719,000	2,634,403
		$ 62,814,826
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (z)	$6,911,000	$ 6,555,281
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$3,109,000	$ 3,102,548
CNH Industrial Capital LLC, 3.85%, 11/15/2027	7,639,000	7,084,627
		$ 10,187,175
Major Banks – 9.3%
ABN AMRO Bank N.V., 4.8%, 4/18/2026 (n)	$13,800,000	$ 14,052,857
Bank of America Corp., 3.3%, 1/11/2023	13,781,000	13,850,596
Bank of America Corp., 3.004%, 12/20/2023	4,848,000	4,786,144
Bank of America Corp., 4.125%, 1/22/2024	8,133,000	8,446,633
Bank of America Corp., 3.95%, 4/21/2025	4,458,000	4,476,152
Bank of America Corp., 4.45%, 3/03/2026	4,006,000	4,108,146
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	11,952,000	11,531,632
Bank of America Corp., 3.97% to 3/5/2028, FLR (LIBOR - 3mo. + 1.07%) to 3/05/2029	9,708,000	9,753,333
Bank of America Corp., 4.443% to 1/20/2047, FLR (LIBOR - 3mo. + 1.99%) to 1/20/2048	26,034,000	26,531,032
Bank of America Corp., 6.1% to 3/17/2025, FLR (LIBOR - 3mo. + 3.898%) to 12/29/2049	16,050,000	16,872,562
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	14,429,000	14,033,645
Bank of America Corp., FLR, 6.5% (LIBOR - 3mo. + 4.174%), 10/23/2049	4,793,000	5,160,192
Bank of New York Mellon Corp., 3.442%, 2/07/2028	25,625,000	25,640,011
Barclays PLC, 4.375%, 1/12/2026	5,620,000	5,524,353
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	8,494,000	8,528,814
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	2,753,000	2,907,030
Credit Suisse Group Fund Guernsey Ltd., 3.75%, 3/26/2025	11,024,000	10,760,366
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	15,548,000	15,739,309
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	8,201,000	8,092,022
JPMorgan Chase & Co., 4.25%, 10/15/2020	2,264,000	2,309,586
JPMorgan Chase & Co., 4.5%, 1/24/2022	3,300,000	3,438,275
JPMorgan Chase & Co., 3.125%, 1/23/2025	5,071,000	4,973,393
JPMorgan Chase & Co., 2.95%, 10/01/2026	22,838,000	21,816,713
5

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
JPMorgan Chase & Co., 3.509% to 1/23/2028, FLR (LIBOR - 3mo. + 0.945%) to 1/23/2029	$11,009,000	$ 10,690,484
JPMorgan Chase & Co., 4.005%, 4/23/2029	28,775,000	29,046,989
Lloyds Bank PLC, 3.75%, 1/11/2027	15,056,000	14,426,401
Morgan Stanley, 5.5%, 7/28/2021	15,554,000	16,440,500
Morgan Stanley, 4%, 7/23/2025	4,648,000	4,760,746
Morgan Stanley, 3.875%, 1/27/2026	13,472,000	13,543,386
Morgan Stanley, 3.125%, 7/27/2026	13,910,000	13,341,425
Morgan Stanley, 4.3%, 1/27/2045	2,634,000	2,592,233
Morgan Stanley, 4.375%, 1/22/2047	18,187,000	18,193,130
PNC Bank N.A., 3.1%, 10/25/2027	21,548,000	20,985,773
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	8,134,000	8,492,091
Royal Bank of Scotland Group PLC, 8% to 8/10/2025, FLR (Swap Rate - 5yr. + 5.72%) to 12/29/2049	2,205,000	2,306,430
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FLR (Swap Rate - 5yr. + 5.8%) to 12/29/2165	7,305,000	7,469,362
Sumitomo Mitsui Financial Group, Inc., 2.442%, 10/19/2021	13,825,000	13,528,835
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	7,081,000	7,165,324
UBS Group Funding (Switzerland) AG, 4.253%, 3/23/2028 (n)	10,148,000	10,212,103
UBS Group Funding Ltd., 3%, 4/15/2021 (n)	13,057,000	12,982,606
Wachovia Corp., 6.605%, 10/01/2025	2,193,000	2,523,237
Wells Fargo & Co., 3.069%, 1/24/2023	16,413,000	16,323,364
Wells Fargo & Co., 4.15%, 1/24/2029	30,190,000	31,004,039
		$ 499,361,254
Medical & Health Technology & Services – 1.4%
Catholic Health Initiatives, 2.95%, 11/01/2022	$9,078,000	$ 8,849,728
CVS Health Corp., 5.125%, 7/20/2045	9,221,000	9,527,853
Hackensack Meridian Health, Inc., 4.211%, 7/01/2048	8,428,000	8,367,237
Hackensack Meridian Health, Inc., 4.5%, 7/01/2057	10,194,000	10,397,788
HCA, Inc., 5.25%, 6/15/2026	13,993,000	14,683,905
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	3,653,000	3,588,624
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	7,367,000	6,898,732
Northwell Healthcare, Inc., 3.979%, 11/01/2046	3,110,000	2,848,604
Northwell Healthcare, Inc., 4.26%, 11/01/2047	9,132,000	8,760,403
		$ 73,922,874
Medical Equipment – 0.6%
Abbott Laboratories, 3.4%, 11/30/2023	$14,564,000	$ 14,747,451
Abbott Laboratories, 4.9%, 11/30/2046	14,191,000	15,798,552
		$ 30,546,003
Metals & Mining – 1.3%
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034	$14,324,000	$ 12,712,550
Freeport-McMoRan, Inc., 6.875%, 2/15/2023	10,661,000	11,140,745
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	7,920,000	7,937,681
Glencore Funding LLC, 4%, 4/16/2025 (n)	4,966,000	4,767,360
Glencore Funding LLC, 4%, 3/27/2027 (n)	13,000,000	12,494,058
Steel Dynamics, Inc., 5.125%, 10/01/2021	7,688,000	7,745,660
Vale S.A., 6.25%, 8/10/2026	12,747,000	13,591,489
		$ 70,389,543
Midstream – 2.0%
Enbridge, Inc., 4.25%, 12/01/2026	$16,730,000	$ 17,168,240
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	8,098,000	10,113,007
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	6,862,000	7,584,367
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	8,327,000	8,534,660
MPLX LP, 4.7%, 4/15/2048	10,919,000	9,899,409
Phillips 66 Partners LP, 4.68%, 2/15/2045	2,692,000	2,496,036
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	13,289,000	14,286,164
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	10,181,000	10,523,808
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	5,452,000	5,350,657
6

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Tallgrass Energy LP, 4.75%, 10/01/2023 (n)	$22,633,000	$ 22,576,417
		$ 108,532,765
Mortgage-Backed – 24.3%
Fannie Mae, 5.18%, 3/01/2019	$432,975	$ 432,054
Fannie Mae, 5.5%, 7/01/2019 - 12/01/2038	11,244,745	12,206,325
Fannie Mae, 5%, 1/01/2020 - 3/01/2042	13,786,521	14,702,229
Fannie Mae, 5.19%, 9/01/2020	1,969,438	2,004,945
Fannie Mae, 4.58%, 1/01/2021	2,640,457	2,681,906
Fannie Mae, 2.41%, 5/01/2023	2,456,160	2,429,807
Fannie Mae, 2.55%, 5/01/2023	1,267,100	1,260,324
Fannie Mae, 3.93%, 10/01/2023	1,200,997	1,252,935
Fannie Mae, 5.25%, 8/01/2024	869,973	936,015
Fannie Mae, 4.5%, 5/01/2025 - 6/01/2044	65,338,730	68,599,512
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	121,448,458	122,777,523
Fannie Mae, 2.597%, 12/25/2026	11,638,000	11,168,497
Fannie Mae, 3.95%, 1/01/2027	647,523	679,236
Fannie Mae, 4.01%, 1/01/2029	4,176,175	4,426,783
Fannie Mae, 6.5%, 11/01/2031 - 1/01/2033	112,365	126,423
Fannie Mae, 3%, 12/01/2031 - 11/01/2048	91,225,212	89,876,766
Fannie Mae, 6%, 5/01/2034 - 10/01/2038	4,268,407	4,673,226
Fannie Mae, 4%, 9/01/2040 - 12/01/2048	142,605,579	147,125,102
Fannie Mae, TBA, 2.5%, 3/01/2028	11,900,000	11,703,009
Fannie Mae, TBA, 3%, 2/01/2034	49,000,000	49,066,992
Fannie Mae, TBA, 5%, 2/01/2048	7,850,000	8,257,894
Freddie Mac, 5%, 6/01/2019 - 7/01/2041	7,271,608	7,772,331
Freddie Mac, 5.5%, 6/01/2019 - 1/01/2038	2,666,506	2,886,120
Freddie Mac, 2.456%, 8/25/2019	4,301,310	4,287,272
Freddie Mac, 1.869%, 11/25/2019	6,572,902	6,524,863
Freddie Mac, 4.251%, 1/25/2020	4,342,703	4,379,119
Freddie Mac, 2.313%, 3/25/2020	8,115,108	8,068,436
Freddie Mac, 3.034%, 10/25/2020	8,280,385	8,284,602
Freddie Mac, 2.856%, 1/25/2021	3,746,983	3,748,752
Freddie Mac, 2.791%, 1/25/2022	7,153,871	7,142,813
Freddie Mac, 2.716%, 6/25/2022	3,677,393	3,662,778
Freddie Mac, 2.355%, 7/25/2022	10,625,468	10,475,480
Freddie Mac, 3.32%, 2/25/2023	5,070,913	5,170,492
Freddie Mac, 3.25%, 4/25/2023	7,830,787	7,948,809
Freddie Mac, 3.06%, 7/25/2023	5,298,995	5,346,986
Freddie Mac, 3.531%, 7/25/2023	2,816,666	2,891,646
Freddie Mac, 3.458%, 8/25/2023	16,280,782	16,695,874
Freddie Mac, 2.67%, 12/25/2024	4,982,063	4,908,503
Freddie Mac, 2.811%, 1/25/2025	7,744,684	7,677,331
Freddie Mac, 3.329%, 5/25/2025	9,013,328	9,180,017
Freddie Mac, 4%, 7/01/2025 - 10/01/2048	50,429,048	51,802,441
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	16,021,852	16,840,783
Freddie Mac, 2.745%, 1/25/2026	18,637,000	18,264,338
Freddie Mac, 2.673%, 3/25/2026	15,673,350	15,345,045
Freddie Mac, 3.3%, 10/25/2026	4,957,000	5,013,451
Freddie Mac, 3.224%, 3/25/2027	9,573,000	9,630,059
Freddie Mac, 3.117%, 6/25/2027	17,177,017	17,104,046
Freddie Mac, 6%, 11/01/2033 - 7/01/2038	1,343,654	1,467,413
Freddie Mac, 3.5%, 11/01/2037 - 9/01/2048	143,200,011	144,326,300
Freddie Mac, 3%, 1/01/2038 - 11/01/2048	82,807,361	81,627,569
Ginnie Mae, 2.5%, 7/20/2032	1,375,000	1,280,019
Ginnie Mae, 5.5%, 11/15/2032 - 1/20/2042	1,963,066	2,128,583
Ginnie Mae, 6%, 2/15/2034 - 1/15/2038	1,844,734	2,029,071
Ginnie Mae, 4.5%, 4/15/2039 - 2/20/2042	16,965,379	17,853,780
Ginnie Mae, 4%, 10/20/2040 - 11/20/2048	37,619,521	38,765,333
7

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3.5%, 11/15/2040 - 12/20/2048	$108,546,728	$ 110,026,326
Ginnie Mae, 3%, 11/20/2047 - 4/20/2048	87,928,453	87,301,168
		$ 1,304,245,452
Municipals – 1.2%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$29,043,000	$ 24,927,026
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028	8,467,000	9,026,669
Philadelphia, PA, School District, “B”, 6.615%, 6/01/2030	6,320,000	7,500,133
Philadelphia, PA, School District, “B”, 6.765%, 6/01/2040	4,260,000	5,269,876
State of California (Build America Bonds), 7.625%, 3/01/2040	1,250,000	1,830,087
State of California (Build America Bonds), 7.6%, 11/01/2040	9,570,000	14,305,140
University of California Limited Project Rev., “J”, 4.131%, 5/15/2045	2,920,000	2,963,304
		$ 65,822,235
Natural Gas - Distribution – 0.6%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$18,948,000	$ 18,116,941
KeySpan Gas East Corp., 2.742%, 8/15/2026 (z)	14,712,000	13,732,525
		$ 31,849,466
Network & Telecom – 0.7%
AT&T, Inc., 4.5%, 5/15/2035	$18,013,000	$ 17,014,313
AT&T, Inc., 5.25%, 3/01/2037	13,919,000	14,170,290
AT&T, Inc., 4.75%, 5/15/2046	7,387,000	6,910,415
		$ 38,095,018
Oils – 0.5%
Marathon Petroleum Corp., 3.8%, 4/01/2028 (n)	$4,605,000	$ 4,416,298
Marathon Petroleum Corp., 4.75%, 9/15/2044	18,425,000	17,102,744
Marathon Petroleum Corp., 5.85%, 12/15/2045	5,043,000	5,050,220
		$ 26,569,262
Other Banks & Diversified Financials – 2.2%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)	$3,408,000	$ 3,633,610
Capital One Financial Corp., 3.75%, 3/09/2027	14,237,000	13,749,453
Capital One Financial Corp., 3.8%, 1/31/2028	14,264,000	13,776,902
Citigroup, Inc., 4.4%, 6/10/2025	3,256,000	3,322,220
Compass Bank, 2.875%, 6/29/2022	22,375,000	21,666,108
Fifth Third Bancorp, 3.65%, 1/25/2024	23,647,000	23,827,440
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	7,513,000	7,455,319
Groupe BPCE S.A., 12.5% to 9/30/2019, FLR (LIBOR - 3mo. + 12.98%) to 8/29/2049 (n)	13,740,000	14,495,700
Macquarie Bank Ltd., 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 3.703%) to 12/31/2165 (n)	15,364,000	13,769,985
		$ 115,696,737
Pharmaceuticals – 0.7%
Actavis Funding SCS, 3.8%, 3/15/2025	$22,785,000	$ 22,705,664
Elanco Animal Health, Inc., 4.272%, 8/28/2023 (z)	8,568,000	8,628,535
Elanco Animal Health, Inc., 4.9%, 8/28/2028 (n)	7,401,000	7,660,999
		$ 38,995,198
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028	$7,042,000	$ 7,162,809
Real Estate - Apartment – 0.1%
Mid-America Apartment Communities, Inc., REIT, 4.3%, 10/15/2023	$2,876,000	$ 2,942,566
Real Estate - Retail – 0.2%
Brixmor Operating Partnership LP, REIT, 3.875%, 8/15/2022	$8,618,000	$ 8,636,007
8

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.5%
Best Buy Co., Inc., 5.5%, 3/15/2021	$14,246,000	$ 14,809,929
Dollar Tree, Inc., 4.2%, 5/15/2028	11,854,000	11,234,893
		$ 26,044,822
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT, 3.55%, 7/15/2027	$23,507,000	$ 22,426,063
Crown Castle International Corp., 2.25%, 9/01/2021	7,361,000	7,152,420
Crown Castle International Corp., 3.2%, 9/01/2024	4,931,000	4,724,837
Crown Castle International Corp., 3.7%, 6/15/2026	3,950,000	3,833,998
Crown Castle International Corp., 4%, 3/01/2027	1,862,000	1,841,431
Crown Castle International Corp., 3.8%, 2/15/2028	4,853,000	4,733,864
SBA Tower Trust, 2.898%, 10/15/2044 (n)	7,030,000	7,005,654
		$ 51,718,267
Tobacco – 1.0%
B.A.T Capital Corp., 3.222%, 8/15/2024	$37,270,000	$ 35,646,004
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	15,574,000	15,525,387
		$ 51,171,391
Transportation - Services – 0.3%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$1,863,000	$ 1,857,807
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	11,169,000	13,803,125
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	1,327,000	1,248,818
		$ 16,909,750
U.S. Government Agencies and Equivalents – 0.9%
Small Business Administration, 6.35%, 4/01/2021	$697	$ 711
Small Business Administration, 6.34%, 5/01/2021	1,373	1,400
Small Business Administration, 6.44%, 6/01/2021	1,602	1,644
Small Business Administration, 5.34%, 11/01/2021	11,821	12,017
Small Business Administration, 6.07%, 3/01/2022	8,063	8,267
Small Business Administration, 4.35%, 7/01/2023	74,797	76,759
Small Business Administration, 4.98%, 11/01/2023	115,777	119,887
Small Business Administration, 4.89%, 12/01/2023	110,737	114,358
Small Business Administration, 4.93%, 1/01/2024	128,288	132,759
Small Business Administration, 4.34%, 3/01/2024	196,021	200,142
Small Business Administration, 5.18%, 5/01/2024	150,331	154,901
Small Business Administration, 5.52%, 6/01/2024	136,653	142,236
Small Business Administration, 5.19%, 7/01/2024	151,899	156,962
Small Business Administration, 4.86%, 10/01/2024	101,122	104,193
Small Business Administration, 4.57%, 6/01/2025	303,441	311,927
Small Business Administration, 4.76%, 9/01/2025	947,919	978,068
Small Business Administration, 5.39%, 12/01/2025	70,041	73,174
Small Business Administration, 5.35%, 2/01/2026	452,430	470,953
Small Business Administration, 3.25%, 11/01/2030	1,760,105	1,805,554
Small Business Administration, 2.85%, 9/01/2031	2,924,452	2,924,927
Small Business Administration, 2.37%, 8/01/2032	1,909,301	1,859,074
Small Business Administration, 2.13%, 1/01/2033	3,022,046	2,903,412
Small Business Administration, 2.21%, 2/01/2033	859,749	831,160
Small Business Administration, 2.22%, 3/01/2033	3,240,915	3,135,452
Small Business Administration, 2.08%, 4/01/2033	5,189,253	4,981,781
Small Business Administration, 2.45%, 6/01/2033	6,234,479	6,075,980
Small Business Administration, 3.15%, 7/01/2033	8,131,790	8,164,899
Small Business Administration, 3.16%, 8/01/2033	7,574,190	7,605,209
Small Business Administration, 3.62%, 9/01/2033	4,438,594	4,556,126
		$ 47,903,932
9

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 14.5%
U.S. Treasury Bonds, 4.5%, 2/15/2036	$9,176,000	$ 11,358,526
U.S. Treasury Bonds, 5%, 5/15/2037	2,338,000	3,083,603
U.S. Treasury Bonds, 4.375%, 2/15/2038	3,136,000	3,861,078
U.S. Treasury Bonds, 3.5%, 2/15/2039	20,690,000	22,733,946
U.S. Treasury Bonds, 4.5%, 8/15/2039	82,205,100	102,929,777
U.S. Treasury Bonds, 2.875%, 5/15/2043	87,127,000	85,421,898
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	29,323,000	26,659,876
U.S. Treasury Bonds, 2.875%, 11/15/2046	27,653,000	26,991,920
U.S. Treasury Bonds, 3%, 2/15/2048	32,903,200	32,817,086
U.S. Treasury Notes, 2.75%, 2/15/2019	32,952,900	32,957,409
U.S. Treasury Notes, 1.625%, 6/30/2019	41,292,000	41,153,284
U.S. Treasury Notes, 1.625%, 11/30/2020	120,537,000	118,677,151
U.S. Treasury Notes, 1.75%, 11/30/2021	165,691,000	162,564,876
U.S. Treasury Notes, 1.75%, 9/30/2022	41,109,000	40,126,238
U.S. Treasury Notes, 2.75%, 5/31/2023	66,210,500	67,048,477
		$ 778,385,145
Utilities - Electric Power – 2.2%
AEP Transmission Co. LLC, 3.1%, 12/01/2026	$9,008,000	$ 8,735,596
AEP Transmission Co. LLC, 4%, 12/01/2046	7,883,000	7,685,521
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	7,489,000	8,221,642
Dominion Resources, Inc., 3.9%, 10/01/2025	2,892,000	2,908,730
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	27,962,000	25,130,732
Enel Finance International N.V., 3.5%, 4/06/2028 (z)	30,206,000	26,625,689
Exelon Corp., 3.497%, 6/01/2022	2,252,000	2,234,682
Firstenergy Corp., 4.85%, 7/15/2047	17,208,000	17,510,902
PPL Capital Funding, Inc., 5%, 3/15/2044	3,924,000	4,069,351
PPL Corp., 3.5%, 12/01/2022	3,299,000	3,286,867
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	10,545,000	10,857,294
		$ 117,267,006
Total Bonds		$ 5,319,607,151
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 2.47% (v)	104,692,669	$ 104,682,199

Other Assets, Less Liabilities – (1.1)%		(59,507,458)
Net Assets – 100.0%		$ 5,364,781,892
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $104,682,199 and $5,319,607,151, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $757,848,454, representing 14.1% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
10

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
AIMCO Properties CLO LP, 2015-AA, “BR”, FLR, 4.087% (LIBOR - 3mo. + 1.3%), 1/15/2028	12/12/17	$16,000,000	$15,690,880
ALM V Ltd., 2012-5A, “A2R3”, FLR, 4.03% (LIBOR - 3mo. + 1.25%), 10/18/2027	10/04/17	8,340,000	8,313,646
ALM V Ltd., 2012-5A, “BR3”, FLR, 4.43% (LIBOR - 3mo. + 1.7%), 10/18/2027	10/04/17	3,070,000	2,990,978
Ambac Assurance Corp., 5.1%, 6/07/2020	2/14/18	7,780	18,599
Ambac LSNI, LLC, FLR, 7.803% (LIBOR - 3mo. + 5%), 2/12/2023	2/14/18	15,697	60,433
Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., 4.9%, 2/01/2046	1/13/16	17,565,610	16,789,281
Arbor Realty CLO Ltd., 2018-A, “FL-1”, FLR, 3.659% (LIBOR - 1mo. + 1.15%), 6/15/2028	5/23/18	18,855,000	18,680,092
Bancorp Commercial Mortgage Trust 2018-CRE4, “B”, FLR, 3.759% (LIBOR - 1mo. + 1.25%), 9/15/2035	9/17/18	5,220,000	5,194,474
Bancorp Commercial Mortgage Trust 2018-CRE4, “D”, FLR, 4.609% (LIBOR - 1mo. + 2.1%), 9/15/2035	9/17/18	3,770,000	3,770,535
Bancorp Commercial Mortgage Trust, 2018-CR3, “A”, FLR, 3.359% (LIBOR - 1mo. + 0.85%), 1/15/2033	3/13/18	12,221,569	12,075,302
Bancorp Commercial Mortgage Trust, 2018-CR3, “AS”, FLR, 3.759% (LIBOR - 1mo. + 1.25%), 1/15/2033	3/13/18	8,360,841	8,309,862
Bancorp Commercial Mortgage Trust, 2018-CR3, “D”, FLR, 5.209% (LIBOR - 1mo. + 2.7%), 1/15/2033	3/13/18-9/06/18	3,982,607	3,940,553
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	505	347
Bayview Commercial Asset Trust, FLR, 2.82% (LIBOR - 1mo. + 0.31%), 8/25/2035	6/09/05	198,021	187,695
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.102% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	1,501,679	1,393,396
Business Jet Securities LLC, 2018-1, “A”, 4.335%, 2/15/2033	2/21/18	19,623,131	19,724,045
Chesapeake Funding II LLC, 2017-4A, “A1”, 2.12%, 11/15/2029	10/24/17	11,018,537	10,865,136
Cigna Corp., 3.75%, 7/15/2023	9/06/18-9/07/18	23,166,385	23,485,152
Commercial Mortgage Asset Trust, 1.238%, 1/17/2032	8/25/03-4/09/12	0	6
CRH America Finance, Inc., 3.95%, 4/04/2028	3/27/18	17,917,418	17,252,026
Cutwater Ltd., 2015-IA, “BR”, FLR, 4.587% (LIBOR - 3mo. + 1.8%), 1/15/2029	10/15/18	27,695,000	27,600,948
Elanco Animal Health, Inc., 4.272%, 8/28/2023	8/14/18	8,568,000	8,628,535
Electricite de France S.A., 4.875%, 9/21/2038	9/19/18	6,710,623	6,555,281
Enel Finance International N.V., 3.5%, 4/06/2028	10/03/17	29,871,776	26,625,689
Exantas Capital Corp. CLO Ltd., 2018-RS06, “B”, FLR, 3.657% (LIBOR - 1mo. + 1.15%), 6/15/2035	6/07/18	5,150,000	5,086,897
Falcon Franchise Loan LLC, 8.19%, 1/05/2023	1/18/02-3/23/11	0	253
Fox Corp., 4.709%, 1/25/2029	1/15/19-1/18/19	23,044,964	23,786,291
GMF Floorplan Owner Revolving Trust, 2017-2, “C”, 2.63%, 7/15/2022	8/15/17	7,999,649	7,927,001
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.48% (LIBOR - 3mo. + 1.7%), 7/18/2031	5/17/18	15,920,000	15,651,732
Hunt CRE Ltd., 2018-FL2, “AS”, FLR, 3.958% (LIBOR - 1mo. + 1.45%), 8/15/2028	8/03/18	1,933,000	1,916,025
Hunt CRE Ltd., 2018-FL2, “B”, FLR, 4.158% (LIBOR - 1mo. + 1.65%), 8/15/2028	8/03/18	3,975,500	3,932,308
Hunt CRE Ltd., 2018-FL2, “C”, FLR, 4.858% (LIBOR - 1mo. + 2.35%), 8/15/2028	8/03/18	1,312,500	1,283,040
KeySpan Gas East Corp., 2.742%, 8/15/2026	8/02/16	14,712,000	13,732,525
NextGear Floorplan Master Owner Trust, 2018-1A, “A2”, 3.22%, 2/15/2023	3/06/18	7,284,280	7,285,243
OCP CLO Ltd., 2015-9A, “A2R”, FLR, 4.137% (LIBOR - 3mo. + 1.35%), 7/15/2027	10/27/17	13,240,000	13,045,663
Preferred Term Securities XIX Ltd., CDO, FLR, 3.138% (LIBOR - 3mo. + 0.35%), 12/22/2035	9/08/05-11/15/07	4,983,770	4,735,567
Shelter Growth CRE, 2018-FL1, “B”, FLR, 4.009% (LIBOR - 1mo. + 1.5%), 1/15/2035	7/20/18	8,468,550	8,419,012
TICP CLO Ltd., 2018-IA, “A2”, FLR, 4.265% (LIBOR - 3mo. + 1.5%), 4/26/2028	4/17/18	16,262,022	16,076,042
Total Restricted Securities			$361,030,490
% of Net assets			6.7%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

11

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 1/31/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	2,139	$454,169,859	March – 2019	$3,167,528
U.S. Treasury Ultra Bond	Long	USD	260	41,892,500	March – 2019	2,316,686
						$ 5,484,214
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	128	$18,776,000	March – 2019	$(956,471)
U.S. Treasury Ultra Note 10 yr	Short	USD	1,705	222,822,187	March – 2019	(8,171,540)
						$(9,128,011)
At January 31, 2019, the fund had liquid securities with an aggregate value of $2,138,391 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
12

Supplemental Information
1/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of January 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$826,289,077	$—	$826,289,077
Non-U.S. Sovereign Debt	—	35,659,314	—	35,659,314
Municipal Bonds	—	65,822,235	—	65,822,235
U.S. Corporate Bonds	—	1,821,903,032	—	1,821,903,032
Residential Mortgage-Backed Securities	—	1,308,858,051	—	1,308,858,051
Commercial Mortgage-Backed Securities	—	357,662,361	—	357,662,361
Asset-Backed Securities (including CDOs)	—	418,434,114	—	418,434,114
Foreign Bonds	—	484,978,967	—	484,978,967
Mutual Funds	104,682,199	—	—	104,682,199
Total	$104,682,199	$5,319,607,151	$—	$5,424,289,350
Other Financial Instruments
Futures Contracts - Assets	$5,484,214	$—	$—	$5,484,214
Futures Contracts - Liabilities	(9,128,011)	—	—	(9,128,011)
For further information regarding security characteristics, see the Portfolio of Investments.
13

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49,547,756	1,235,148,133	(1,180,003,220)	104,692,669
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$10,217	$(3,103)	$—	$1,499,175	$104,682,199

14

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IX

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 19, 2019

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 19, 2019

*	Print name and title of each signing officer under his or her signature.